Funds

First Quarter Report

May 31, 2013

ING Prime Rate Trust

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This report is submitted for general information to shareholders of the ING Funds. It is not authorized for distribution to prospective shareholders unless accompanied or preceded by a prospectus which includes details regarding the fund's investment objectives, risks, charges, expenses and other information. This information should be read carefully.

ING Prime Rate Trust

FIRST QUARTER REPORT

May 31, 2013

Table of Contents

Portfolio Managers' Report	2
Statement of Assets and Liabilities	8
Statement of Operations	9
Statements of Changes in Net Assets	10
Statement of Cash Flows	11
Financial Highlights	12
Notes to Financial Statements	14
Portfolio of Investments	24
Additional Information	45
Shareholder Meeting Information	47

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ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT

Dear Shareholders:

ING Prime Rate Trust (the "Trust") is a diversified, closed-end management investment company that seeks to provide investors with as high a level of current income as is consistent with the preservation of capital. The Trust seeks to achieve this objective by investing, under normal circumstances, at least 80% of its net assets, plus the amount of any borrowings for investment purposes, in U.S. dollar denominated floating rate secured senior loans.

PERFORMANCE SUMMARY

The Trust declared $0.11 of dividends during the first fiscal quarter ended May 31, 2013. Based on the average month-end net asset value ("NAV'') per share of $6.11 for the first fiscal quarter, this resulted in an annualized distribution rate(1) of 7.59% for the first fiscal quarter. The Trust's total return for the first fiscal quarter, based on NAV, was 3.38% versus a total gross return on the S&P/LSTA Leveraged Loan Index (the "Index'')(2) of 1.62% for the same quarter. For the year ended May 31, 2013, the Trust's total return, based on NAV(3), was 13.96%, versus a total gross return on the Index of 8.70%. The total market value return(3) for the Trust's common shares during the first fiscal quarter was (1.57)% and for the year ended May 31, 2013 was 23.41%.

MARKET REVIEW

Positive investor sentiment, driven by a general sense of optimism as it pertains to the path of the U.S. economy, continued throughout most of this reporting period. Fueled by reports showing the economy is growing, albeit slowly, and continued expectations of very accommodative U.S. Federal Reserve ("Fed") policy, financial indicators such as the S&P 500® Index reached all-time highs. Clearly, the adage "Sell in May" fell on deaf ears this year.

Loan market performance benefited from this environment as well, as a strong technical bias to the market prevailed throughout the bulk of the period. Investment inflows continued to outpace

(1)  The distribution rate is calculated by annualizing dividends and distributions declared during the period using the 30/360 convention and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate generally includes distributions from investment income returns of capital (where applicable), but ordinarily will not include capital gains or losses, if any.

(2)  The Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's ("S&P") and the Loan Syndications and Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. The Index is not subject to any fees or expenses. An investor cannot invest directly in an index.

(3)  The total return is based on full reinvestment of dividends.

PORTFOLIO CHARACTERISTICS AS OF MAY 31, 2013
Net Assets	$901,147,984
Total Assets	$1,385,842,445
Assets Invested in Senior Loans	$1,300,046,624
Senior Loans Represented	335
Average Amount Outstanding per Loan	$3,880,736
Industries Represented	37
Average Loan Amount per Industry	$35,136,395
Portfolio Turnover Rate (YTD)	30%
Weighted Average Days to Interest Rate Reset	36
Average Loan Final Maturity	63 months
Total Leverage as a Percentage of Total Assets	26.41%

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

new issue supply, thereby pushing the average secondary bid level for loans to a post-credit-crunch high (98.6% of par) in mid-May. Later in May, however, loan prices retreated from that peak, a by-product of weakness in high yield bonds as bond managers holding loans chose, for liquidity purposes, to sell a portion of their position based on the loan asset class' much stronger relative performance. As of this writing, high yield remains under pressure due to fears surrounding the eventual impact of the Fed's "tapering" exercise, i.e., its phaseout of monetary stimulus. Floating rate loans remain the most visible beneficiary of these fears; assets under management across the U.S. loan mutual fund and Exchange-Traded Fund complex reached a record high for the thirteenth straight month in May, with total assets up 34% since the beginning of this year.

Of course, strong demand for loans also has had an unfavorable side-effect, namely, a continued compression in new issue credit spreads and yields. Since the beginning of 2013, roughly one-third of loans in the S&P/LSTA Leveraged Loan Index have been re-priced downward. It is important to note, however, that credit spreads are coming off historically wide levels; the current average thus far remains above the ten-year running average. We fully expect this trend to persist absent any unexpected shift in risk taking, though there are signs indicating the pace is slowing. We would also expect further material spread compression to occur only against the backdrop of truly sustainable economic growth and, in turn, an eventual lift in short-term rates by the Fed. That, as most are aware, is a very good environment in which to be a loan investor.

Fundamental credit risk, as measured by trailing default rates and forward shadow default activity, remained in check during the period. The overall Index trailing twelve-month default rate (by principal amount, as tracked by S&P/LCD) declined to 1.40% as of May 31, 2013. Default activity within the Index is expected to naturally increase over the next twelve months, but the consensus view is that (excepting one large Index constituent, Texas Electric Competitive, LLC, or "TXU") it will remain inside the historical average of approximately 3.3% for the asset class in the near term. This is due in part to a lack of near-term maturities and few immediate and unanticipated default candidates across the Index, as well as the belief that economic growth, while not stellar, will be sufficient to sustain corporate cash flows.

PORTFOLIO SPECIFICS

The Trust outperformed the Index for the quarter ended May 31, 2013, primarily due to favorable credit selection and positioning, and a strong emphasis on attractive relative value within the loan

TOP TEN SENIOR LOAN ISSUERS AS OF MAY 31, 2013 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
BJs Wholesale Club	1.8%	2.7%
Ineos US Finance LLC	1.5%	2.4%
Reynolds Group Holdings Inc	1.5%	2.3%
Univision Communications, Inc.	1.4%	2.1%
Caesars Entertainment Operating Company, Inc.	1.4%	2.1%
West Corp	1.3%	2.0%
ADS Waste Holdings, Inc.	1.2%	1.9%
Infor (US), Inc.	1.2%	1.8%
Asurion, LLC	1.2%	1.8%
Delta Airlines, Inc.	1.2%	1.8%
TOP TEN INDUSTRY SECTORS AS OF MAY 31, 2013 AS A PERCENTAGE OF:
	TOTAL ASSETS	NET ASSETS
Business Equipment & Services	11.4%	17.6%
Retailers (Except Food & Drug)	10.3%	15.8%
Electronics/Electrical	6.7%	10.4%
Health Care	5.7%	8.7%
Chemicals & Plastics	5.3%	8.2%
Telecommunications	4.9%	7.5%
Lodging & Casinos	4.8%	7.4%
Radio & Television	3.4%	5.2%
Automotive	3.3%	5.1%
Containers & Glass Products	3.2%	5.0%

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

category. The use of leverage for investment purposes, which has remained within our target range, also continued to have a positive impact on returns during the period.

Within the fiscal quarter, Trust returns were at times subject to each of the primary drivers of market performance noted above: rising secondary bids, the resultant wave of loan repricing and, most recently, high-yield induced price weakness. As would be expected, there was greater volatility within the larger, more actively traded cohort of the loan market, which caused some of the Trust's larger holdings to underperform on a relative basis. This, however, was offset by the Trust's relatively greater positioning in higher coupon, newer vintage issues, and to some extent by a significant increase in value of an equity position emanating from a previously restructured loan. As of May 31, 2013, the Trust had a weighted average nominal spread of 4.31%, compared to 4.34% at the same time last year. The weighted average coupons (inclusive of the impact of LIBOR(1) floors) for the same periods under review were 5.29% and 5.52%, respectively.

The Trust's top industry exposures at the end of the reporting period were business equipment/services, retail, electronics and healthcare. During the fiscal period these positions were accretive to relative results, with the exception of business equipment/services, which was slightly negative due to a concentration of a high percentage of large "flow" credits. The Trust held positions in four of the five largest contributors to Index performance during the fiscal quarter, partially offset by much smaller positions in two of the largest detractors from Index performance during the period: Avaya, Inc., which struggled under weak quarterly numbers; and Dynegy Power, LLC, which lost lift due to a spread-lowering repricing.

OUTLOOK AND CURRENT STRATEGY

The credit markets look to be in a state of transition, anticipating the phaseout of the Fed's stimulus program. The adverse effect on traditional fixed income investments has been, and we expect will continue to be, largely predictable. Floating rate loans, on the other hand, will be interesting to watch during this "reset" period. While virtually no one questions how loans will do when short-term rates begin to rise, during this interim period in which the long end of the yield curve will follow market forces while the Fed stays put, the loan market will clearly have to navigate through choppier waters. In our view, as long as the fundamental credit environment, one built upon the strength and resilience of the U.S. economy, stays reasonably firm, loans will perform comparatively well. Looking further out, we remain quite confident that the loan asset class will deliver upon its current investment thesis: attractive absolute and relative yield, at a

(1)   LIBOR stands for London Interbank Offered Rate, an average interest rate that leading commercial banks pay to borrow from other banks. LIBOR is a primary benchmark for short-term interest rates around the world.

Ratings Distribution as of May 31, 2013
Ba	32.30%
B	57.91%
Caa and below	6.43%
Not rated*	3.36%

Ratings distribution shows the percentage of the Trust's loan commitments (excluding cash and foreign cash) that are rated in each ratings category, based upon the categories provided by Moody's Investors Service, Inc. Ratings distribution is based on Moody's senior secured facility ratings. Moody's ratings classification methodology: Aaa rating denotes the least credit risk; C rating denotes the greatest credit risk. Loans rated below Baa by Moody's are considered to be below investment grade. Ratings can change from time to time, and current ratings may not fully reflect the actual credit condition or risks posed by a loan.

*  Not rated includes loans to non-U.S. borrowers (which are typically unrated) and loans for which the rating has been withdrawn.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

reasonable price, with built-in structural protections in the form of a floating rate coupon backed by issuer assets.

Jeffrey A. Bakalar Senior Vice President Managing Director ING Investment Management Co. LLC	Daniel A. Norman Senior Vice President Managing Director ING Investment Management Co. LLC

ING Prime Rate Trust
June 22, 2013

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

	Average Annual Total Returns for the Years Ended May 31, 2013
	1 Year	3 Years	5 Years	10 Years
Based on Net Asset Value (NAV)	13.96%	9.00%	5.80%	5.83%
Based on Market Value	23.41%	12.30%	8.31%	5.93%
S&P/LSTA Leveraged Loan Index	8.70%	6.73%	6.57%	5.57%
Credit-Suisse Leveraged Loan Index	9.04%	6.96%	5.91%	5.36%

The table above illustrates the total return of the Trust against the indices indicated. An index has no cash in its portfolio, imposes no sales charges and incurs no operating expenses. An investor cannot invest directly in an index.

Total returns based on NAV reflect that ING Investments, LLC (the Trust's "Investment Adviser") may have waived or recouped fees and expenses otherwise payable by the Trust.

Performance data represents past performance and is no guarantee of future results. Investment return and principal value of an investment in the Trust will fluctuate. Shares, when sold, may be worth more or less than their original cost. The Trust's future performance may be lower or higher than the performance data shown. Please log on to www.inginvestment.com or call (800) 992-0180 to get performance through the most recent month end.

Calculation of total return assumes a hypothetical initial investment at the net asset value (in the case of NAV) or the New York Stock Exchange ("NYSE") Composite closing price (in the case of Market Value) on the last business day before the first day of the stated period, with all dividends and distributions reinvested at the actual reinvestment price.

Senior loans are subject to credit risks and the potential for non-payment of scheduled principal or interest payments, which may result in a reduction of the Trust's NAV.

This report contains statements that may be "forward-looking" statements. Actual results could differ materially from those projected in the "forward-looking" statements.

The views expressed in this report reflect those of the portfolio managers only through the end of the period of the report as stated on the cover. The portfolio managers' views are subject to change at any time based on market and other conditions.

INDEX DESCRIPTIONS

The S&P/LSTA Leveraged Loan Index is an unmanaged total return index that captures accrued interest, repayments, and market value changes. It represents a broad cross section of leveraged loans syndicated in the United States, including dollar-denominated loans to overseas issuers. Standard & Poor's and the Loan Syndications & Trading Association ("LSTA") conceived the Index to establish a performance benchmark for the syndicated leveraged loan industry. An investor cannot invest directly in an index.

The Credit-Suisse Leveraged Loan Index is an unmanaged index of below investment grade loans designed to mirror the investable universe of the U.S. dollar-denominated leveraged loan market. An investor cannot invest directly in an index.

ING Prime Rate Trust

PORTFOLIO MANAGERS' REPORT (continued)

YIELDS AND DISTRIBUTION RATES
	Prime Rate	NAV 30-day SEC Yield(A)	Mkt. 30-Day SEC Yield(A)	Annualized Dist. Rate @ NAV(B)	Annualized Dist. Rate @ Mkt.(B)
May 31, 2013	3.25%	7.02%	6.78%	7.36%	7.11%
February 28, 2013	3.25%	9.25%	8.49%	7.57%	6.96%
November 30, 2012	3.25%	7.92%	7.53%	7.47%	7.10%
August 31, 2012	3.25%	7.55%	7.46%	7.12%	7.04%

(A)  Yield is calculated by dividing the Trust's net investment income per share for the most recent thirty days by the net asset value (in the case of NAV) or the NYSE Composite closing price (in the case of Market) at quarter-end. Yield calculations do not include any commissions or sales charges, and are compounded for six months and annualized for a twelve-month period to derive the Trust's yield consistent with the U.S. Securities and Exchange Commission ("SEC") standardized yield formula.

(B)  The distribution rate is calculated by annualizing dividends and distributions declared during the period and dividing the resulting annualized dividend by the Trust's average net asset value (in the case of NAV) or the average month-end NYSE Composite closing price (in the case of market). The distribution rate is based solely on the actual dividends and distributions, which are made at the discretion of management. The distribution rate includes all investment income and ordinarily will not include capital gains or losses, if any.

Risk is inherent in all investing. The following are the principal risks associated with investing in the Trust. This is not, and is not intended to be, a description of all risks of investing in the Trust. A more detailed description of the risks of investing in the Trust is contained in the Trust's current prospectus.

Credit Risk: The Trust invests a substantial portion of its assets in below investment grade senior loans and other below investment-grade assets. Below investment-grade loans commonly known as high-yielding, high risk investments or as "junk" investments involve a greater risk that borrowers may not make timely payment of the interest and principal due on their loans. They also involve a greater risk that the value of such loans could decline significantly. If borrowers do not make timely payments of the interest due on their loans, the yield on the Trust's common shares will decrease. If borrowers do not make timely payment of the principal due on their loans, or if the value of such loans decreases, the value of the Trust's NAV will decrease.

Interest Rate Risk: Changes in short-term market interest rates will directly affect the yield on the Trust's common shares. If short-term market interest rates fall, the yield on the Trust's common shares will also fall. To the extent that the credit spreads on loans in the Trust experience a general decline, the yield on the Trust will fall and the value of the Trust's assets may decrease, which will cause the Trust's NAV to decrease. Conversely, when short-term market interest rates rise, because of the lag between changes in such short-term rates and the resetting of the floating rates on assets in the Trust's portfolio, the impact of rising rates will be delayed to the extent of such lag. In the case of inverse securities, the interest rate generally will decrease when the market rate of interest to which the inverse security is indexed decreases. As of the date of this report, interest rates in the United States are at, or near, historic lows, which may increase the Trust's exposure to risks associated with rising interest rates.

Leverage Risk: The Trust borrows money for investment purposes. Borrowing increases both investment opportunity and investment risk. In the event of a general market decline in the value of assets such as those in which the Trust invests, the effect of that decline will be magnified in the Trust because of the additional assets purchased with the proceeds of the borrowings. The Trust also faces the risk that it might have to sell assets at relatively less advantageous times if it were forced to de-leverage if a source of leverage becomes unavailable.

ING Prime Rate Trust

STATEMENT OF ASSETS AND LIABILITIES as of May 31, 2013 (Unaudited)

ASSETS:
Investments in securities at value (Cost $1,298,559,002)	$1,312,199,793
Cash	1,882,128
Foreign currencies at value (Cost $1,216,184)	1,227,614
Receivables:
Investment securities sold	63,060,134
Interest	7,318,147
Other	183
Unrealized appreciation on forward foreign currency contracts	145,005
Prepaid arrangement fees on notes payable	5,699
Prepaid expenses	3,742
Total assets	1,385,842,445
LIABILITIES:
Notes payable	366,000,000
Payable for investment securities purchased	116,889,646
Accrued interest payable	214,536
Payable for investment management fees	862,689
Payable for administrative fees	269,590
Payable to custodian	40,932
Accrued trustees fees	7,454
Unrealized depreciation on forward foreign currency contracts	6,127
Other accrued expenses	403,487
Total liabilities	484,694,461
NET ASSETS	$901,147,984
Net assets value per common share outstanding (net assets divided by 147,584,801 shares of beneficial interest authorized and outstanding, no par value)	$6.11
NET ASSETS WERE COMPRISED OF:
Paid-in capital	1,098,430,005
Undistributed net investment income	4,357,397
Accumulated net realized loss	(215,582,573)
Net unrealized appreciation	13,943,155
NET ASSETS	$901,147,984

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF OPERATIONS for the Three Months Ended May 31, 2013 (Unaudited)

INVESTMENT INCOME:
Interest	$18,783,025
Dividends	156
Amendment fees earned	960,002
Other	885,607
Total investment income	20,628,790
EXPENSES:
Investment management fees	2,550,802
Administration fees	797,126
Transfer agent fees	18,214
Interest expense	1,107,700
Custody and accounting expense	136,675
Professional fees	27,698
Shareholder reporting expense	65,360
Trustees fees	7,710
Miscellaneous expense	60,180
Total expenses	4,771,465
Net investment income	15,857,325
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain on:
Investments	8,610,220
Forward foreign currency contracts	294,114
Foreign currency related transactions	359,639
Net realized gain	9,263,973
Net change in unrealized appreciation or (depreciation) on:
Investments	5,379,219
Forward foreign currency contracts	(492,293)
Foreign currency related transactions	(140,955)
Unfunded commitments	(962)
Net change in unrealized appreciation or (depreciation)	4,745,009
Net realized and unrealized gain	14,008,982
Increase in net assets resulting from operations	$29,866,307

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENTS OF CHANGES IN NET ASSETS (Unaudited)

	Three Months Ended May 31, 2013	Year Ended February 28, 2013
FROM OPERATIONS:
Net investment income	$15,857,325	$67,186,081
Net realized gain (loss)	9,263,973	(2,597,367)
Net change in unrealized appreciation or (depreciation)	4,745,009	31,518,362
Increase in net assets resulting from operations	29,866,307	96,107,076
FROM DISTRIBUTIONS TO COMMON SHAREHOLDERS:
From net investment income	(16,738,870)	(62,192,534)
Decrease in net assets from distributions to common shareholders	(16,738,870)	(62,192,534)
CAPITAL SHARE TRANSACTIONS:
Reinvestment of distributions from common shares	935,157	1,728,800
Proceeds from shares sold	38,174	125,377
Net increase from capital share transactions	973,331	1,854,177
Net increase in net assets	14,100,768	35,768,719
NET ASSETS:
Beginning of year or period	887,047,216	851,278,497
End of year or period (including undistributed net investment income of $4,357,397 and $5,238,942 respectively)	$901,147,984	$887,047,216

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

STATEMENT OF CASH FLOWS for the Three Months Ended May 31, 2013 (Unaudited)

INCREASE (DECREASE) IN CASH Cash Flows From Operating Activities:
Interest received	$15,154,374
Dividends received	124
Facility fees received	1,927
Arrangement fees received	10,082
Other income received	1,692,850
Interest paid	(1,072,323)
Other operating expenses paid	(3,388,908)
Purchases of securities	(386,534,608)
Proceeds on sale of securities	382,621,691
Net cash provided by operating activities	8,485,209
Cash Flows From Financing Activities:
Dividends paid to common shareholders (net of reinvested distributions)	(15,803,713)
Proceeds from shares sold	38,174
Net decrease of notes payable	(4,600,000)
Net cash flows used in financing activities	(20,365,539)
Net decrease	(11,880,330)
Cash Impact From Foreign Exchange Fluctuations:
Cash impact from foreign exchange fluctuations	12,236
Cash and foreign currency balance
Net decrease in cash and foreign currency	(11,868,094)
Cash and foreign currency at beginning of period	14,977,836
Cash and foreign currency at end of period	$3,109,742
Reconciliation of Net Increase in Net Assets Resulting from Operations To Net Cash Provided by Operating Activities:
Net increase in net assets resulting from operations	$29,866,307
Adjustments to reconcile net increase in net assets resulting from operations to net cash provided by operating activities:
Change in unrealized appreciation or depreciation on investments	(5,379,219)
Change in unrealized appreciation or depreciation on forward currency contracts	492,293
Change in unrealized appreciation or depreciation on unfunded commitments	962
Change in unrealized appreciation or depreciation on foreign currency related transactions	140,955
Accretion of discounts on investments	(2,613,394)
Amortization of premiums on investments	215,323
Net realized gain on sale of investments, forward foreign currency contracts and foreign currency related transactions	(9,263,973)
Purchases of investment securities	(386,534,608)
Proceeds from disposition of investment securities	382,621,691
Decrease in other assets	432
Increase in interest and other receivable	(1,230,494)
Decrease in prepaid arrangement fees on notes payable	10,082
Decrease in prepaid expenses	1,927
Increase in accrued interest payable	35,377
Increase in payable for investment management fees	105,574
Increase in payable for administrative fees	32,992
Increase in accrued trustees fees	932
Decrease in other accrued expenses	(17,950)
Total adjustments	(21,381,098)
Net cash provided by operating activities	$8,485,209
Non Cash Financing Activities
Reinvestment of dividends	$935,157

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

		Per Share Operating Performance
	Net asset value, beginning of year or period	Net investment income (loss)	Net realized and unrealized gain (loss)	Distribution to Preferred Shareholders	Change in net asset value from Share offerings	Total from investment operations	Distribution to Common Shareholders from net investment income	Distributions from return of capital	Total distributions	Net asset value, end of year or period	Closing market price, end of year or period
Year or period ended	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)	($)
ING Prime Rate Trust
05-31-13	6.02	0.11	0.09	—	—	0.20	(0.11)	—	(0.11)	6.11	6.33
02-28-13	5.79	0.46	0.19	—	—	0.65	(0.42)	—	(0.42)	6.02	6.55
02-29-12	6.08	0.35	(0.32)	(0.00)*	—	0.03	(0.32)	—	(0.32)	5.79	5.51
02-28-11	5.72	0.30	0.38	(0.00)*	—	0.68	(0.30)	(0.02)	(0.32)	6.08	6.02
02-28-10	3.81	0.28	1.95	(0.00)*	—	2.23	(0.32)	—	(0.32)	5.72	5.94
02-28-09	6.11	0.46	(2.29)	(0.06)	—	(1.89)	(0.41)	—	(0.47)	3.81	3.50
02-29-08	7.65	0.75	(1.57)	(0.16)	—	(0.98)	(0.56)	—	(0.72)	6.11	5.64
02-28-07	7.59	0.71	0.06	(0.16)	—	0.61	(0.55)	—	(0.71)	7.65	7.40
02-28-06	7.47	0.57	0.12	(0.11)	—	0.58	(0.46)	—	(0.57)	7.59	7.02
02-28-05	7.34	0.45	0.16	(0.05)	—	0.56	(0.43)	—	(0.48)	7.47	7.56
02-29-04	6.73	0.46	0.61	(0.04)	—	1.03	(0.42)	—	(0.46)	7.34	7.84

	Total Investment Return(1)				Ratios to average net assets				Supplemental data
	Total Investment Return at net asset value(2)		Total Investment Return at closing market price(3)		Expenses, net of fee waivers and/or recoupments, if any(4)(7)	Expenses (before interest and other fees related to revolving credit facility)(4)(7)	Expenses, prior to fee waivers and/or recoupments, if any(4)(7)	Net investment income (loss)(4)(7)	Net assets, end of year or period	Portfolio Turnover
Year or period ended	(%)		(%)		(%)	(%)	(%)	(%)	($000's)	(%)
ING Prime Rate Trust
05-31-13	3.38		(1.57)		2.10	1.63	2.10	7.02	901,148	30
02-28-13	11.72		27.73		2.14	1.63	2.14	7.76	887,047	93
02-29-12	0.81		(3.11)		2.20	1.67	2.20	6.07	851,278	81
02-28-11	12.32		7.09		1.93	1.59	1.93	4.87	893,661	60
02-28-10	60.70		81.66		1.93	1.77 (6)	1.99 (6)	5.56	830,785	38
02-28-09	(31.93	)(5)	(32.03	)(5)	3.01	1.95	3.01	7.86	552,840	10
02-29-08	(13.28)		(17.25)		4.36	2.20	4.36	10.35	886,976	60
02-28-07	8.85		13.84		4.62	2.21	4.62	9.42	1,109,539	60
02-28-06	8.53		(0.82)		4.27	2.33	4.27	7.71	1,100,671	81
02-28-05	7.70		2.04		3.17	2.29	3.18	6.04	1,082,748	93
02-29-04	15.72		28.77		2.40	2.11	2.40	6.68	1,010,325	87

(1)  Total investment return calculations are attributable to common shares.

(2)  Total investment return at net asset value has been calculated assuming a purchase at net asset value at the beginning of each period and a sale at net asset value at the end of each period and assumes reinvestment of dividends, capital gain distributions and return of capital distributions/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(3)  Total investment return at market value has been calculated assuming a purchase at market value at the beginning of each period and a sale at market value at the end of each period and assumes reinvestment of dividends, capital gain distributions, and return of capital/allocations, if any, in accordance with the provisions of the dividend reinvestment plan.

(4)  The Investment Adviser has agreed to limit expenses excluding interest, taxes, brokerage commissions, leverage expenses, other investment related costs and extraordinary expenses, subject to possible recoupment by the Investment Adviser within three years to 1.05% of Managed Assets plus 0.15% of average daily net assets.

(5)  There was no impact on total return due to payments by affiliates.

(6)  Includes excise tax fully reimbursed by the Investment Adviser.

(7)  Annualized for periods less than one year.

*  Amount is more than $(0.005).

See Accompanying Notes to Financial Statements

FINANCIAL HIGHLIGHTS (UNAUDITED) (CONTINUED)

Selected data for a share of beneficial interest outstanding throughout each year or period.

	Ratios to average net assets plus borrowings				Supplemental data
	Expenses (before interest and other fees related to revolving credit facility)(2)	Expenses, prior to fee waivers and/or recoupments, if any(2)	Expenses, net of fee waivers and/or recoupments, if any(2)	Net investment income (loss)(2)	Preferred Shares — Aggregate amount outstanding	Liquidation and market value per share of Preferred Shares	Asset coverage inclusive of Preferred Shares and debt per share(a)	Borrowings at end of period	Asset coverage per $1,000 of debt(a)	Average borrowings	Common shares outstanding at end of year or period
Year or period ended	(%)	(%)	(%)	(%)	($000's)	($)	($)	($000's)	($)	($000's)	(000's)
ING Prime Rate Trust
05-31-13	1.15	1.51	1.51	4.96	—	—	3	366,000	3,462	370,380	147,585
02-28-13	1.17	1.53	1.53	5.55	—	—	3	370,600	3,394	345,145	147,427
02-29-12	1.24	1.64	1.64	4.51	—	—	3	364,000	3,339	293,444	147,116
02-28-11	1.39	1.68	1.68	4.26	100,000	25,000	102,850	187,000	6,314	122,641	146,954
02-28-10	1.67 (1)	1.87 (1)	1.81	5.23	200,000	25,000	98,400	83,000	13,419	46,416	145,210
02-28-09	1.54	2.37	2.37	6.21	225,000	25,000	70,175	81,000	10,603	227,891	145,178
02-29-08	1.60	3.17	3.17	7.53	450,000	25,000	53,125	338,000	4,956	391,475	145,094
02-28-07	1.56	3.25	3.25	6.63	450,000	25,000	62,925	281,000	6,550	459,982	145,033
02-28-06	1.58	2.90	2.90	5.24	450,000	25,000	55,050	465,000	4,335	509,178	145,033
02-28-05	1.63	2.27	2.26	4.32	450,000	25,000	53,600	496,000	4,090	414,889	145,033
02-29-04	1.84	2.09	2.09	5.82	450,000	25,000	62,425	225,000	7,490	143,194	137,638

(a)  Asset coverage ratios, for fiscal periods beginning after 2011, is presented to represent the coverage available to each $1,000 of borrowings. Asset coverage ratios, for periods prior to fiscal 2009, represented the coverage available for both the borrowings and preferred shares expressed in relation to each $1,000 of borrowings and preferred shares liquidation value outstanding. The Asset coverage ratio per $1,000 of debt for periods subsequent to fiscal 2008, is presented to represent the coverage available to each $1,000 of borrowings before consideration of any preferred shares liquidation price, while the Asset coverage inclusive of Preferred Shares, presents the coverage available to both borrowings and preferred shares, expressed in relation to the per share liquidation price of the preferred shares.

(1)  Includes excise tax fully reimbursed by the Investment Adviser.

(2)  Annualized for periods less than one year.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2013 (Unaudited)

NOTE 1 — ORGANIZATION

ING Prime Rate Trust (the "Trust"), a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, closed-end, management investment company. The Trust invests primarily in senior loans, which generally are not registered under the Securities Act of 1933, as amended (the "1933 Act"), and which contain certain restrictions on resale and cannot be sold publicly. These loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates. The investment objective of the Trust is described in the Trust's prospectus.

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of the significant accounting policies consistently followed by the Trust in the preparation of its financial statements. The policies are in conformity with U.S. generally accepted accounting principles ("GAAP") for investment companies.

A.  Senior Loan and Other Security Valuation. All Senior loans and other securities are recorded at their estimated fair value, as described below. Senior loans held by the Trust are normally valued at the average of the means of one or more bid and ask quotations obtained from dealers in loans by an independent pricing service or other sources determined by the Trust's Board of Trustees (the "Board") to be independent and believed to be reliable. Loans for which reliable market value quotations are not readily available may be valued with reference to another loan or a group of loans for which reliable quotations are readily available and whose characteristics are comparable to the loan being valued. Under this approach, the comparable loan or loans serve as a proxy for changes in value of the loan being valued.

The Trust has engaged independent pricing services to provide market value quotations from dealers in loans and, when such quotations are not readily available, to calculate values under the proxy procedure described above. As of May 31, 2013, 100.0% of total loans were valued based on these procedures. It is expected that most of the loans held by the Trust will continue to be valued with reference to quotations from the independent pricing service or with reference to the proxy procedure described above.

Prices from a pricing source may not be available for all loans and the Investment Adviser or ING Investment Management Co. LLC ("ING IM" or the "Sub-Adviser"), may believe that the price for a loan derived from market quotations or the proxy procedure described above is not reliable or accurate. Among other reasons, this may be the result of information about a particular loan or borrower known to the Investment Adviser or the Sub-Adviser that the Investment Adviser or the Sub-Adviser believes may not be known to the pricing service or reflected in a price quote. In this event, the loan is valued at fair value, as defined by the 1940 Act, as determined in good faith under procedures established by the Board and in accordance with the provisions of the 1940 Act. Under these procedures, fair value is determined by the Investment Adviser or Sub-Adviser and monitored by the Board through its Compliance Committee.

In fair valuing a loan, consideration is given to several factors, which may include, among others, the following: (i) the characteristics of and fundamental analytical data relating to the loan, including the cost, size, current interest rate, period until the next interest rate reset, maturity and base lending rate of the loan, the terms and conditions of the loan and any related agreements, and the position of the loan in the borrower's debt structure; (ii) the nature, adequacy and value of the collateral, including the Trust's rights, remedies and interests with respect to the collateral; (iii) the creditworthiness of the borrower and the cash flow coverage of outstanding principal and interest, based on an evaluation of its financial condition, financial statements and information about the borrower's business, cash flows, capital structure and future prospects; (iv) information relating to

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2013 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

the market for the loan, including price quotations for, and trading in, the loan and interests in similar loans; (v) the reputation and financial condition of the agent for the loan and any intermediate participants in the loan; (vi) the borrower's management; and (vii) the general economic and market conditions affecting the fair value of the loan. Securities for which the primary market is a national securities exchange are valued at the last reported sale price. Securities reported by NASDAQ will be valued at the NASDAQ Official Closing Price. Securities traded in the over-the-counter market and listed securities for which no sale was reported on a valuation date are valued at the mean between the last reported bid and ask price on such exchange. Securities, other than senior loans, for which reliable market value quotations are not readily available, and all other assets, will be valued at their respective fair values as determined in good faith by, and under procedures established by, the Board. Investments in securities of sufficient credit quality maturing in 60 days or less from the date of acquisition are valued at amortized cost which approximates fair value.

Fair value is defined as the price that the Trust would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. Each investment asset or liability of the Trust is assigned a level at measurement date based on the significance and source of the inputs to its valuation. Quoted prices in active markets for identical securities are classified as "Level 1," inputs other than quoted prices for an asset or liability that are observable are classified as "Level 2" and unobservable inputs, including the Sub-Adviser's judgment about the assumptions that a market participant would use in pricing an asset or liability are classified as "Level 3." The inputs used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Short-term securities of sufficient credit quality which are valued at amortized cost, which approximates fair value, are generally considered to be Level 2 securities under applicable accounting rules. A table summarizing the Trust's investments under these levels of classification is included following the Portfolio of Investments.

For the period ended May 31, 2013, there have been no significant changes to the fair valuation methodologies.

The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated the responsibility for applying the valuation methods to the "Pricing Committee" as established by the Trust's Administrator. The Pricing Committee considers all facts they deem relevant that are reasonably available, through either public information or information available to the Investment Adviser or Sub-Adviser, when determining the fair value of the security. In the event that a security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the fair value of the security or asset will be determined in good faith by the Pricing Committee. When the Trust uses these fair valuation methods that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Pricing Committee believes accurately reflects fair value and are categorized as Level 3 of the fair value hierarchy. The methodologies used for valuing securities are not necessarily an indication of the risks of investing in those securities valued in good faith at fair value nor can it be assured the Trust can obtain the fair value assigned to a security if they were to sell the security.

To assess the continuing appropriateness of security valuations, the Pricing Committee may compare prior day prices, prices on comparable securities, and traded prices to the prior or current day prices and the Pricing Committee challenges those prices exceeding certain tolerance levels with the third party pricing service or broker source. For those securities valued in good faith at fair value, the Pricing Committee reviews and affirms the reasonableness of the valuation on a regular basis after considering all relevant information that is reasonably available.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2013 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to total realized and unrealized gains or losses, purchases and sales, and transfers in or out of the Level 3 category during the period. The end of period timing recognition is used for the transfers between Levels of the Trust's assets and liabilities. A reconciliation of Level 3 investments is presented when the Trust has a significant amount of Level 3 investments.

B.  Security Transactions and Revenue Recognition. Revolver and delayed draw loans are booked on a settlement date basis. Security transactions and senior loans are accounted for on trade date (date the order to buy or sell is executed). Realized gains or losses are reported on the basis of identified cost of securities sold. Dividend income is recognized on the ex-dividend date. Interest income is recorded on an accrual basis at the then-current interest rate of the loan. The accrual of interest on loans is partially or fully discontinued when, in the opinion of management, there is an indication that the borrower may be unable to meet payments as they become due. If determined to be uncollectable, accrued interest is also written off. Cash collections on non-accrual senior loans are generally applied as a reduction to the recorded investment of the loan. Senior loans are generally returned to accrual status only after all past due amounts have been received and the borrower has demonstrated sustained performance. For all loans, except revolving credit facilities, fees received are treated as discounts and are accreted whereas premiums are amortized. Fees associated with revolving credit facilities are deferred and recognized over the shorter of four years or the actual term of the loan.

C.  Foreign Currency Translation. The books and records of the Trust are maintained in U.S. dollars. Any foreign currency amounts are translated into U.S. dollars on the following basis:

(1)  Market value of investment securities, other assets and liabilities — at the exchange rates prevailing at the end of the day.

(2)  Purchases and sales of investment securities, income and expenses — at the rates of exchange prevailing on the respective dates of such transactions.

Although the net assets and the market values are presented at the foreign exchange rates at the end of the day, the Trust does not isolate the portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gains or losses from investments. For securities, which are subject to foreign withholding tax upon disposition, liabilities are recorded on the Statement of Assets and Liabilities for the estimated tax withholding based on the securities current market value. Upon disposition, realized gains or losses on such securities are recorded net of foreign withholding tax.

Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Trust's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at fiscal year end, resulting from changes in the exchange rate. Foreign security and currency transactions may involve certain considerations and risks not typically associated with investing in U.S. companies and the U.S. government. These risks include, but are not limited to, revaluation of currencies and future adverse political and economic developments which could cause securities and their markets to be less liquid and prices more volatile than those of comparable U.S. companies and U.S. government securities.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2013 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

D.  Forward Foreign Currency Contracts. The Trust has entered into forward foreign currency contracts primarily to hedge against foreign currency exchange rate risks on its non-U.S. dollar denominated investment securities. A forward foreign currency contract is an agreement between two parties to buy and sell a currency at a set price on a future date. The market value of a foreign currency contract fluctuates with changes in foreign currency exchange rates. Forward foreign currency contracts are marked to market daily and the change in value is recorded by the Trust as an unrealized gain or loss and is reported in the Statement of Assets and Liabilities. Realized gains or losses equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed are recorded upon delivery or receipt of the currency and are included in the Statement of Operations along with the change in unrealized appreciation or depreciation. These instruments may involve market risk in excess of the amount recognized in the Statement of Assets and Liabilities. In addition, the Trust could be exposed to risk if the counterparties are unable to meet the terms of the contracts or if the value of the currency changes unfavorably to the U.S. dollar. Open forward foreign currency contracts are presented following the Portfolio of Investments. For the period ended May 31, 2013, the Trust had an average quarterly contract amounts on forward foreign currency contracts to buy and sell of $284,340 and $35,502,886, respectively.

E.  When-Issued Delayed-Delivery. Securities purchased or sold on a when-issued, delayed-delivery or forward purchase commitment basis may have extended settlement periods. The value of the security so purchased is subject to market fluctuations during this period. Due to the nature of the Senior Loan market, the actual settlement date may not be certain at the time of the purchase or sale for some of the Senior Loans. Interest income on such Senior Loans is not accrued until settlement date.

F.  Federal Income Taxes. It is the policy of the Trust to comply with the requirements of subchapter M of the Internal Revenue Code that are applicable to regulated investment companies and to distribute substantially all of its net investment income and any net realized capital gains to its shareholders. Therefore, a federal income tax or excise tax provision is not required. Management has considered the sustainability of the Trust's tax positions taken on federal income tax returns for all open tax years in making this determination. No capital gain distributions shall be made until the capital loss carryforwards have been fully utilized or expire.

G.  Distributions to Common Shareholders. The Trust declares and pays dividends monthly from net investment income. Distributions from capital gains, if any, are declared and paid annually. The Trust may make additional distributions to comply with the distribution requirements of the Internal Revenue Code. The character and amounts of income and gains to be distributed are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. The Trust records distributions to its shareholders on the ex-dividend date.

H.  Dividend Reinvestments. Pursuant to the Trust's Shareholder Investment Program (the "Program"), BNY Mellon Investment Servicing (U.S.) Inc. ("BNY"), the Program administrator, purchases, from time to time, shares of beneficial interest of the Trust on the open market to satisfy dividend reinvestments. Such shares are purchased on the open market only when the closing sale or bid price plus commission is less than the NAV per share of the Trust's common shares on the valuation date. If the market price plus commissions is equal to or exceeds NAV, new shares are issued by the Trust at the greater of (i) NAV or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

I.  Use of Estimates. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2013 (Unaudited) (continued)

NOTE 2 — SIGNIFICANT ACCOUNTING POLICIES (continued)

liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

J.  Share Offerings. The Trust issues shares under various shelf registration statements, whereby the net proceeds received by the Trust from share sales may not be less than the greater of (i) the NAV per share or (ii) 94% of the average daily market price over the relevant pricing period.

NOTE 3 — INVESTMENTS

For the period ended May 31, 2013, the cost of purchases and the proceeds from principal repayment and sales of investments, excluding short-term notes, totaled $392,965,373 and $450,284,923, respectively. At May 31, 2013, the Trust held senior loans valued at $1,300,046,624 representing 99.1% of its total investments. The fair value of these assets is established as set forth in Note 2.

The senior loans acquired by the Trust typically take the form of a direct lending relationship with the borrower, and are typically acquired through an assignment of another lender's interest in a loan. The lead lender in a typical corporate loan syndicate administers the loan and monitors the collateral securing the loan.

Common and preferred shares, and stock purchase warrants held in the portfolio were acquired in conjunction with loans held by the Trust. Certain stocks and warrants are restricted and may not be publicly sold without registration under the 1933 Act, or without an exemption under the 1933 Act. In some cases, these restrictions expire after a designated period of time after issuance of the shares or warrants.

Dates of acquisition and cost or assigned basis of restricted securities are as follows:

	Date of Acquisition	Cost or Assigned Basis
Ascend Media (Residual Interest)	01/05/10	$—
Block Vision (719 Common Shares)	09/17/02	—
Lincoln Paper + Tissue (Warrants for 291 Common Shares, Expires August 14, 2015)	08/25/05	—
Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	06/08/04	—
Safelite Realty Corporation (57,804 Common Shares)	10/12/00	—
Total Restricted Securities (fair value $273,413 was 0.03% of net assets at May 31, 2013)		$—

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS

The Trust has entered into an investment management agreement ("Investment Advisory Agreement") with the Investment Adviser, an Arizona limited liability company, to provide advisory and management services. The Investment Advisory Agreement compensates the Investment Adviser with a fee, computed daily and payable monthly, at an annual rate of 0.80% of the Trust's Managed Assets. For purposes of the Investment Advisory Agreement, "Managed Assets" shall mean the Trust's average daily gross asset value, minus the sum of the Trust's accrued and unpaid dividends on any outstanding preferred shares and accrued liabilities (other than liabilities for the principal amount of any borrowings incurred, commercial paper or notes issued by the Trust and the liquidation preference of any outstanding preferred shares).

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2013 (Unaudited) (continued)

NOTE 4 — MANAGEMENT AND ADMINISTRATION AGREEMENTS (continued)

The Investment Adviser entered into a sub-advisory agreement with ING IM, a Delaware limited liability company. Subject to such policies as the Board or the Investment Adviser may determine, ING IM manages the Trust's assets in accordance with the Trust's investment objectives, policies, and limitations.

The Trust has also entered into an administration agreement with ING Funds Services, LLC (the "Administrator") to provide administrative services and also to furnish facilities. The Administrator is compensated with a fee, computed daily and payable monthly, at an annual rate of 0.25% of the Trust's Managed Assets.

NOTE 5 — EXPENSE LIMITATION AGREEMENT

Effective January 1, 2013, the Investment Adviser has agreed to limit expenses, excluding interest, taxes, brokerage commissions, leverage expenses, other investment-related costs and extraordinary expenses, to 1.05% of Managed Assets plus 0.15% of average daily net assets. Prior to January 1, 2013, there was no expense limitation agreement.

The Investment Adviser may at a later date recoup from the Trust management fees waived and other expenses assumed by the Investment Adviser during the previous 36 months, but only if, after such recoupment, the Trust's expense ratio does not exceed the percentage described above. Waived and reimbursed fees and any recoupment by the Investment Adviser of such waived and reimbursed fees are reflected on the accompanying Statement of Operations for the Trust.

The expense limitation agreement is contractual and shall renew automatically for one-year terms unless: (i) the Investment Adviser provides 90 days written notice of its termination; and (ii) such termination is approved by the Board of Trustees; or (iii) the Investment Advisory Agreement has been terminated.

As of May 31, 2013, there were no reimbursed fees that are subject to recoupment by the Investment Adviser.

NOTE 6 — TRANSACTIONS WITH AFFILIATES AND RELATED PARTIES

The Trust has adopted a Deferred Compensation Plan (the "Plan"), which allows eligible non-affiliated trustees as described in the Plan to defer the receipt of all or a portion of the trustees fees payable. Amounts deferred are treated as though invested in various "notional" funds advised by ING Investments until distribution in accordance with the Plan.

NOTE 7 — COMMITMENTS

The Trust has entered into a $400 million 364-day revolving credit agreement which matures July 22, 2013, collateralized by assets of the Trust. Borrowing rates under this agreement are based on a fixed spread over LIBOR, and a commitment fee is charged on the unused portion. Prepaid arrangement fees are amortized over the term of the agreement. The amount of borrowings outstanding at May 31, 2013, was $366 million. Weighted average interest rate on outstanding borrowings during the year was 1.15%, excluding fees related to the unused portion of the facilities, and other fees. The amount of borrowings represented 26.41% of total assets at May 31, 2013. Average borrowings for the period ended May 31, 2013 were $370,380,435 and the average annualized interest rate was 1.19% excluding other fees related to the unused portion of the facilities, and other fees.

As of May 31, 2013, the Trust had no unfunded loan commitments.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2013 (Unaudited) (continued)

NOTE 8 — RIGHTS AND OTHER OFFERINGS

As of May 31, 2013, outstanding share offerings pursuant to shelf registrations were as follows:

Registration Date	Shares Registered	Shares Remaining
8/17/09	25,000,000	24,980,237
8/17/09	5,000,000	5,000,000

As of May 31, 2013 the Trust had no Preferred Shares outstanding. The Trust may consider issuing Preferred Shares during the current fiscal year or in the future.

NOTE 9 — SUBORDINATED LOANS AND UNSECURED LOANS

The Trust may invest in subordinated loans and in unsecured loans. The primary risk arising from investing in subordinated loans or in unsecured loans is the potential loss in the event of default by the issuer of the loans. The Trust may acquire a subordinated loan only if, at the time of acquisition, it acquires or holds a senior loan from the same borrower. The Trust will acquire unsecured loans only where the Investment Adviser believes, at the time of acquisition, that the Trust would have the right to payment upon default that is not subordinate to any other creditor. Subject to the aggregate 20% limit on other investments, the Trust may invest up to 20% of its total assets in unsecured floating rate loans, notes and other debt instruments and 5% of its total assets in floating rate subordinated loans. As of May 31, 2013, the Trust held no unsecured loans.

NOTE 10 — CAPITAL SHARES

Transactions in capital shares and dollars were as follows:

	Three Months Ended May 31, 2013	Year Ended February 28, 2013
Number of Shares
Reinvestment of distributions from common shares	151,962	289,931
Proceeds from shares sold	5,922	20,605
Net increase in shares outstanding	157,884	310,536
Dollar Amount ($)
Reinvestment of distributions from common shares	$935,157	$1,728,800
Proceeds from shares sold	38,174	125,377
Net increase	$973,331	$1,854,177

NOTE 11 — FEDERAL INCOME TAXES

The amount of distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles for investment companies. These book/tax differences may be either temporary or permanent. Permanent differences are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences are not reclassified. Key differences include the treatment of short-term capital gains, foreign currency transactions, and wash sale deferrals. Distributions in excess of net investment income and/or net realized capital gains for tax purposes are reported as return of capital.

Dividends paid by the Trust from net investment income and distributions of net realized short-term capital gains are, for federal income tax purposes, taxable as ordinary income to shareholders.

The tax composition of dividends and distributions to shareholders was as follows:

Three Months Ended May 31, 2013	Year Ended February 28, 2013
Ordinary Income	Ordinary Income
$16,738,870	$62,192,534

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2013 (Unaudited) (continued)

NOTE 11 — FEDERAL INCOME TAXES (continued)

The tax-basis components of distributable earnings and the capital loss carryforwards which may be used to offset future realized capital gains for federal income tax purposes as of February 28, 2013 are detailed below. The Regulated Investment Company Modernization Act of 2010 (the "Act") provides an unlimited carryforward period for newly generated capital losses. Under the Act, there may be a greater likelihood that all or a portion of the Trust's pre-enactment capital loss carryforwards may expire without being utilized due to the fact that post-enactment capital losses are required to be utilized before pre-enactment capital loss carryforwards.

Undistributed Ordinary	Unrealized Appreciation/	Capital Loss Carryforwards
Income	(Depreciation)	Amount	Character	Expiration
$5,878,695	$8,014,141	$(560,828)	Short-term	2014
		(41,585,301)	Short-term	2017
		(125,812,939)	Short-term	2018
		(24,760,715)	Short-term	2019
		(31,573,122)	Long-term	None
		$(224,292,905)

The Trust's major tax jurisdictions are U.S. federal and Arizona. The earliest tax year that remains subject to examination by these jurisdictions is 2008.

As of May 31, 2013, no provision for income tax is required in the Trust's financial statements as a result of tax positions taken on federal and state income tax returns for open tax years. The Trust's federal and state income and federal excise tax returns for tax years for which the applicable statutes of limitations have not expired are subject to examination by the Internal Revenue Service and state department of revenue.

NOTE 12 — RESTRUCTURING PLAN

The Investment Adviser, ING IM and the Administrator are indirect, wholly-owned subsidiaries of ING U.S., Inc. ("ING U.S."). ING U.S. is a U.S.-based financial institution whose subsidiaries operate in the retirement, investment, and insurance industries. As of May 31, 2013, ING U.S. is a wholly-owned subsidiary of ING Groep N.V. ("ING Groep"), which is a global financial institution of Dutch origin, with operations in more than 40 countries.

In October 2009, ING Groep submitted a restructuring plan (the "Restructuring Plan") to the European Commission in order to receive approval for state aid granted to ING Groep by the Kingdom of the Netherlands in November 2008 and March 2009. To receive approval for this state aid, ING Groep was required to divest its insurance and investment management businesses, including ING U.S., before the end of 2013. In November 2012, the Restructuring Plan was amended to permit ING Groep additional time to complete the divestment. Pursuant to the amended Restructuring Plan, ING Groep must divest at least 25% of ING U.S. by the end of 2013, more than 50% by the end of 2014, and the remaining interest by the end of 2016 (such divestment, the "Separation Plan").

On November 9, 2012, ING U.S. filed a Registration Statement on Form S-1 (the "Form S-1") with the U.S. Securities and Exchange Commission ("SEC") to register an initial public offering of ING U.S. common stock (the "IPO"). On May 1, 2013, this Registration Statement including subsequent amendments became effective and the IPO was priced. The IPO closed on May 7, 2013. The overallotment option was exercised on May 28, 2013 and closed on May 31, 2013. ING Groep continues to own a majority of the common stock of ING U.S. ING Groep intends to sell its remaining controlling ownership interest in ING U.S. over time. While the base case for the remainder of the Separation Plan is the divestment of ING Groep's remaining interest in one or

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2013 (Unaudited) (continued)

NOTE 12 — RESTRUCTURING PLAN (continued)

more broadly distributed offerings, all options remain open and it is possible that ING Groep's divestment of ING U.S. may take place by means of a sale to a single buyer or group of buyers.

It is anticipated that one or more of the transactions contemplated by the Separation Plan would result in the automatic termination of the existing advisory and sub-advisory agreements under which the Adviser and sub-adviser(s) provide services to the Trust. In order to ensure that the existing investment advisory and sub-advisory services can continue uninterrupted, the Board approved new advisory and sub-advisory agreements for the Trust in connection with the IPO. In addition, shareholders of the Trust have been asked to approve new investment advisory and sub-advisory agreements prompted by the IPO, as well as any future advisory agreements prompted by the Separation Plan that are approved by the Board and whose terms are not be materially different from the current agreements. Shareholders of the Trust approved a new advisory and sub-advisory agreement on May 6, 2013. This means that shareholders may not have another opportunity to vote on a new agreement with the Adviser or an affiliated sub-adviser even if they undergo a change of control, as long as no single person or group of persons acting together gains "control" (as defined in the 1940 Act) of ING U.S.

The Separation Plan, whether implemented through public offerings or other means, may be disruptive to the businesses of ING U.S. and its subsidiaries, including the Adviser and affiliated entities that provide services to the Trust, and may cause, among other things, interruption of business operations or services, diversion of management's attention from day-to-day operations, reduced access to capital, and loss of key employees or customers. The completion of the Separation Plan is expected to result in the Adviser's and affiliated entities' loss of access to the resources of ING Groep, which could adversely affect its business. It is anticipated that ING U.S., as a stand-alone entity, may be a publicly held U.S. company subject to the reporting requirements of the Securities Exchange Act of 1934 as well as other U.S. government and state regulations, and subject to the risk of changing regulation.

The Separation Plan may be implemented in phases. During the time that ING Groep retains a majority interest in ING U.S., circumstances affecting ING Groep, including restrictions or requirements imposed on ING Groep by European and other authorities, may also affect ING U.S. A failure to complete the Separation Plan could create uncertainty about the nature of the relationship between ING U.S. and ING Groep, and could adversely affect ING U.S. and the Adviser and its affiliates. Currently, the Adviser and its affiliates do not anticipate that the Separation Plan will have a material adverse impact on their operations or the Trust and its operation.

SHAREHOLDER PROXY PROPOSALS

At a meeting of the Board on January 10, 2013, the Board nominated 13 individuals (collectively, the "Nominees") for election as Trustees of the Trust. The Nominees include Colleen D. Baldwin, John V. Boyer, Patricia W. Chadwick, Peter S. Drotch, J. Michael Earley, Patrick W. Kenny, Sheryl K. Pressler, Roger B. Vincent and Shaun P. Mathews, each of whom is a current member of the Board. In addition, the Board nominated Albert E. DePrince, Jr., Russell H. Jones, Martin J. Gavin, and Joseph E. Obermeyer, each of whom was not a member of the Board at the time, but who served as a director or trustee to other investment companies in the ING Fund complex. The Nominees were approved by shareholders on May 13, 2013. The election of the Nominees was effective on May 21, 2013. These nominations are, in part, the result of an effort on the part of the Board, another board in the ING Fund complex, and the Investment Adviser to the Funds to consolidate the membership of the boards so that the same members serve on each board in the ING Fund complex. The result is that all ING Funds are now governed by a board made up of the same individuals.

ING Prime Rate Trust

NOTES TO FINANCIAL STATEMENTS as of May 31, 2013 (Unaudited) (continued)

NOTE 13 — SUBSEQUENT EVENTS

The Funds have evaluated events occurring after the Statements of Assets and Liabilities date (subsequent events), to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

Subsequent to May 31, 2013, the Trust paid the following dividends from net investment income:

Per Share Amount	Declaration Date	Record Date	Payable Date
$0.038	5/31/13	6/10/13	6/24/13
$0.037	6/28/13	7/10/13	7/22/13

The Trust has evaluated events occurring after the Statement of Assets and Liabilities date (subsequent events) to determine whether any subsequent events necessitated adjustment to or disclosure in the financial statements. Other than the above, no such subsequent events were identified.

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
SENIOR LOANS*: 144.3%
		Aerospace & Defense: 0.4%
1,935,375		Data Device Corp. (DDC), First Lien Term Loan, 7.500%, 06/15/18	$1,935,375	0.2
1,991,063		Forgings International Ltd., 2013 Replacement Dollar Term Facility Loan, 4.250%, 03/31/17	2,013,463	0.2
			3,948,838	0.4
		Air Transport: 2.4%
7,830,076		Delta Airlines, Inc., Corporate Term Loan, 5.000%, 04/20/17	7,937,740	0.9
7,980,000		Delta Airlines, Inc., Term Loan B-1, 6.250%, 10/15/18	8,052,323	0.9
3,250,000		United Airlines, Inc., Term Loan, 4.000%, 03/30/19	3,288,187	0.4
2,250,000	(1)	US Airways Group, Inc., Term Loan B1, 05/15/19	2,253,517	0.2
			21,531,767	2.4
		Automotive: 5.1%
11,794,925		Chrysler Group LLC, Term Loan B, 6.000%, 05/24/17	11,964,477	1.3
2,768,063		FleetPride Corporation, First Lien Term Loan, 5.250%, 12/31/19	2,772,677	0.3
1,998,642		Fram Group Holdings Inc., First Lien Term Loan, 6.500%, 07/28/17	1,978,655	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,742,140	Fram Group Holdings Inc., Second Lien Term Loan, 10.500%, 01/29/18	$3,714,074	0.4
	3,200,000	Goodyear Tire & Rubber Company, Second Lien Term Loan, 4.750%, 04/30/19	3,234,000	0.4
	7,681,090	KAR Auction Services, Inc., Term Loan B, 5.000%, 05/15/17	7,780,706	0.9
	2,992,500	Metaldyne, LLC, Term Loan B, 5.000%, 12/15/18	3,041,128	0.3
EUR	1,995,000	Metaldyne, LLC, Term Loan E, 6.500%, 12/15/18	2,612,572	0.3
	3,229,974	Remy International, Inc., Term Loan B, 4.250%, 03/05/20	3,278,423	0.4
	1,273,303	Schrader International, Lux Term Loan, 6.250%, 04/30/18	1,287,628	0.1
	979,482	Schrader International, US Term Loan, 6.250%, 04/30/18	990,501	0.1
	825,000	TI Group Automotive Systems, L.L.C., Term Loan B, 5.500%, 03/31/19	835,828	0.1
	2,290,543	UCI International, Inc., Term Loan B, 5.500%, 07/26/17	2,307,722	0.3
			45,798,391	5.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Beverage & Tobacco: 0.4%
4,000,000	ARAMARK, Term Loan D, 4.000%, 08/15/19	$4,052,980	0.4
	Brokers, Dealers & Investment Houses: 1.2%
10,611,835	Nuveen Investments, Inc., First Lien Term Loan, 4.193%, 05/13/17	10,688,113	1.2
	Building & Development: 3.1%
2,150,000	Capital Automotive L.P., Second Lien Term Loan, 6.000%, 04/30/20	2,230,625	0.2
8,458,532	Capital Automotive L.P., Term Loan, 4.000%, 04/01/19	8,546,645	1.0
4,251,210	Custom Building Products, Inc., Term Loan B, 6.000%, 12/14/19	4,304,350	0.5
4,290,750	NCI Building Systems, Inc., Term Loan, 8.000%, 06/21/18	4,359,805	0.5
2,772,070	Roofing Supply Group, Term Loan B, 5.000%, 05/31/19	2,810,186	0.3
5,586,000	Wilsonart LLC, Term Loan B, 5.500%, 10/31/19	5,599,965	0.6
		27,851,576	3.1
	Business Equipment & Services: 17.6%
7,267,794	Acosta, Inc., Term Loan D, 5.000%, 03/02/18	7,346,526	0.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
5,133,907		Advantage Sales & Marketing, Inc., Upsized First Lien Term Loan, 4.250%, 12/18/17	$5,213,056	0.6
2,027,143		Advantage Sales & Marketing, Inc., Upsized Second Lien Term Loan, 8.250%, 06/18/18	2,063,632	0.2
2,000,000		AlixPartners LLP, Second Lien Term Loan, 10.750%, 12/15/19	2,047,500	0.2
4,962,563		AlixPartners LLP, Term Loan B-2, 4.500%, 06/15/19	5,020,461	0.6
5,882,021		Avaya Inc., Term B-3 Loan, 4.788%, 10/26/17	5,291,366	0.6
2,991,347		Avaya Inc., Term B-5 Loan, 8.000%, 03/31/18	3,066,131	0.3
3,789,086		Catalent Pharma Solutions, Inc., Term-2 loan, 5.250%, 09/15/17	3,820,820	0.4
2,525,000		Coinmach Service Corp., First Lien Term Loan, 4.250%, 11/15/19	2,546,306	0.3
6,400,000	(1)	CorpSource Finance Holdings, LLC, First Lien Term Loan, 04/30/17	6,416,000	0.7
1,860,000	(1)	CorpSource Finance Holdings, LLC, Second Lien, 04/30/18	1,878,600	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Business Equipment & Services (continued)
	4,663,313		First American Payment Systems, First Lien Term Loan, 5.750%, 09/30/18	$4,717,719	0.5
	750,000		First American Payment Systems, Second Lien, 10.750%, 03/30/19	760,313	0.1
	2,250,000		First Data Corporation, 2017 New Term Loan, 4.199%, 03/24/17	2,245,781	0.3
	10,000,000		First Data Corporation, 2018 Term Loan, 4.204%, 03/24/18	9,976,790	1.1
	4,788,923		GCA Services, Term Loan B, 5.250%, 10/31/19	4,832,325	0.5
	8,786,932		Go Daddy Operating Company, LLC, Term Loan, 4.250%, 12/17/18	8,847,342	1.0
EUR	1,285,000		Intertrust Group, Term Loan B, 4.612%, 02/04/20	1,684,870	0.2
	900,000		Intertrust Group, Term Loan B, 4.696%, 02/04/20	908,719	0.1
	2,140,000	(1)	Learning Care Group, Term Loan, 05/15/19	2,148,917	0.2
	4,937,479		Mercury Payment Systems LLC, Term Loan B Inc, 5.500%, 07/01/17	5,023,885	0.6
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,950,104		Property Data I, Inc., Term Loan B, 7.000%, 12/21/16	$2,981,449	0.3
	7,960,392		Quintiles Transnational Corp., B-2, 4.500%, 06/08/18	8,082,289	0.9
	2,800,000	(1)	RentPath, Inc., Term Loan B, 05/31/20	2,768,500	0.3
	2,369,063		SGS International, Term Loan, 5.000%, 10/15/19	2,388,311	0.3
	1,900,000		Ship US Bidco, Inc. (Worldpay), Term Loan B2 (size TBC), 5.250%, 10/15/17	1,921,850	0.2
	1,130,000	(1)	Ship US Bidco, Inc. (Worldpay), Term Loan B2$, 11/30/19	1,142,995	0.1
GBP	1,710,000	(1)	Ship US Bidco, Inc. (Worldpay), Term Loan C1, 11/30/19	2,628,930	0.3
	780,000	(1)	Ship US Bidco, Inc. (Worldpay), Term Loan C2$, 11/30/19	789,994	0.1
	2,892,750		Sungard Data Systems Inc, Term Loan B, Tranche D, 4.500%, 01/31/20	2,936,124	0.3
	4,600,000		Sungard Data Systems Inc, Term Loan B, Tranche E, 4.000%, 03/15/20	4,671,820	0.5
	4,535,000		SurveyMonkey. com, LLC, Term Loan B, 5.500%, 02/05/19	4,614,363	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Business Equipment & Services (continued)
933,333	Sutherland Global Services, Term Loan Cayman, 7.250%, 03/15/19	$935,667	0.1
2,066,667	Sutherland Global Services, Term Loan US, 7.250%, 03/15/19	2,071,833	0.2
5,259,407	Trans Union LLC, Term Loan, 4.250%, 02/15/19	5,313,647	0.6
1,596,000	Transfirst Holdings, Inc., First Lien Term Loan B, 6.250%, 12/31/17	1,613,955	0.2
481,390	U.S. Security Associates Holdings, Inc., Delayed Draw Term Loan, 6.000%, 07/28/17	485,903	0.1
1,463,611	U.S. Security Associates Holdings, Inc., New Term Loan, 6.000%, 07/28/17	1,477,332	0.2
997,500	Vestcom International, Inc., Term Loan, 7.005%, 12/26/18	1,007,475	0.1
1,000,000	Wash Multi- Family Services, USD Term Loan, 5.250%, 01/31/19	1,007,500	0.1
4,223,598	Web.com Group, Inc., First Lien Term Loan, 5.500%, 10/27/17	4,271,113	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	17,604,462	West Corp, Term Loan B-8, 4.250%, 07/15/18	$17,769,504	2.0
	1,112,213	WIS International, First Lien, 5.753%, 12/01/18	1,119,859	0.1
	500,000	WIS International, Second Lien, 10.250%, 06/01/19	515,000	0.1
			158,372,472	17.6
		Cable & Satellite Television: 4.5%
	3,419,001	Atlantic Broadband, Term LoanB, 4.500%, 12/31/19	3,455,328	0.4
	2,907,788	Intelsat Jackson Holdings S.A., Term Loan B, 4.500%, 04/02/18	2,933,231	0.3
EUR	857,058	Numericable (YPSO France SAS), Term Loan B1 (Acq) - Extended, 4.867%, 06/16/16	1,122,949	0.1
EUR	3,054,728	Numericable (YPSO France SAS), Term Loan B1 (Recap) - Extended, 4.867%, 06/16/16	4,002,416	0.5
EUR	1,588,213	Numericable (YPSO France SAS), Term Loan B2 (Acq) - Extended, 4.869%, 06/16/16	2,080,934	0.2
	2,640,000	RCN Cable, Term LoanB, 5.250%, 02/25/20	2,668,578	0.3
	4,189,805	San Juan Cable LLC, First Lien, 6.000%, 06/09/17	4,252,653	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Cable & Satellite Television (continued)
GBP	4,750,000	(1)	Virgin Media Investment Holdings Limited, Term Loan B, 02/05/20	$7,282,514	0.8
	12,356,625		Wideopenwest Finance, LLC, Term LoanB, 4.750%, 03/27/19	12,472,468	1.4
				40,271,071	4.5
			Chemicals & Plastics: 8.2%
	5,625,000	(1)	Arysta LifeScience Corporation, First Lien Term Loan, 05/29/20	5,663,672	0.6
	1,965,806		Ascend Performance Materials Operations LLC, Term Loan, 6.750%, 04/09/18	1,985,464	0.2
EUR	1,250,000		Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B Eur, 5.250%, 02/01/20	1,644,049	0.2
	6,000,000		Axalta Coating Systems (fka DuPont Performance Coatings), Term Loan B USD, 4.750%, 02/01/20	6,069,378	0.7
	2,571,173		AZ Chem US Inc., Term Loan B, 5.256%, 12/17/17	2,603,313	0.3
	4,640,631		Chemtura Corporation, Term Loan, 5.500%, 08/27/16	4,700,574	0.5
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	2,195,116		Cristal Inorganic Chemicals, Inc (aka Millenium Inorganic Chemicals), Second Lien Term Loan, 6.060%, 11/15/14	$2,206,092	0.3
	2,395,000		Cyanco Intermediate Corp., Term Loan B, 5.500%, 05/01/20	2,421,944	0.3
	650,000		Houghton International, Inc., Second Lien Term Loan, 9.500%, 12/20/20	662,187	0.1
	2,004,975		Houghton International, Inc., US First Lien Term Loan, 5.250%, 12/20/19	2,027,531	0.2
	11,897,331		Ineos US Finance LLC, Cash Dollar Term Loan, 6.500%, 05/04/18	11,919,639	1.3
	8,000,000	(1)	Ineos US Finance LLC, Cash Dollar Term Loan, 05/04/18	8,015,000	0.9
EUR	1,000,000	(1)	Ineos US Finance LLC, Cash Euro Term Loan, 05/04/18	1,303,417	0.2
	658,392		Monarch, First Lien Term Loan B-1, 4.500%, 10/01/19	665,182	0.1
	341,608		Monarch, First Lien Term Loan B-2, 4.500%, 10/01/19	345,131	0.0
	250,000		Monarch, Second Lien Term Loan, 8.250%, 04/01/20	257,500	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Chemicals & Plastics (continued)
6,500,000		Tronox Pigments (Netherlands) BV, Term Loan, 4.500%, 03/20/20	$6,574,288	0.7
12,109,404	(1)	Univar Inc., Term Loan B, 5.000%, 06/30/17	12,068,317	1.3
2,930,400		Vantage Specialties Inc., Term Loan B, 5.000%, 02/11/18	2,974,356	0.3
			74,107,034	8.2
		Clothing/Textiles: 0.2%
157,527		Totes Isotoner Corporation, Delayed Draw First Lien Term Loan, 7.292%, 07/07/17	158,708	0.0
1,519,229		Totes Isotoner Corporation, First Lien Term Loan, 7.255%, 07/07/17	1,530,624	0.2
			1,689,332	0.2
		Conglomerates: 1.5%
2,658,415		Affinion Group, Inc., First Lien Term Loan, 6.500%, 10/10/16	2,602,588	0.3
3,415,473		Spectrum Brands, Inc., Term Loan, 4.507%, 10/31/19	3,463,717	0.4
2,657,687		Waterpik, Term Loan, 6.758%, 08/10/17	2,661,009	0.3
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	5,170,064		WireCo WorldGroup, Inc., Term Loan B, 6.000%, 02/15/17	$5,237,922	0.5
				13,965,236	1.5
			Containers & Glass Products: 5.0%
	530,000		Berlin Packaging, LLC, First Lien Term Loan, 4.750%, 04/05/19	536,956	0.1
	1,197,000		Bway Holding Corporation, Term Loan B, 4.500%, 08/06/17	1,212,462	0.1
	3,000,000		EveryWare, Inc., Term Loan, 7.500%, 04/17/20	3,037,500	0.3
	5,235,823		Husky Injection Molding Systems, Ltd, Term Loan B, 5.750%, 06/30/18	5,300,726	0.6
	1,620,000	(1)	Otter Products, Term Loan B, 05/17/19	1,630,125	0.2
	4,400,000	(1)	Pact Group (USA) Inc, Term Loan, 05/29/20	4,449,500	0.5
	2,753,077		Pro Mach, Inc, Term Loan, 5.000%, 07/06/17	2,784,049	0.3
EUR	971,938		Reynolds Group Holdings Inc, Euro Term Loan, 5.000%, 09/26/18	1,275,439	0.1
	19,392,550		Reynolds Group Holdings Inc, USD Term Loan, 4.750%, 09/26/18	19,607,245	2.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Containers & Glass Products (continued)
4,069,250		TricorBraun, Term Loan, 5.503%, 04/30/18	$4,094,683	0.5
1,100,000	(1)	WNA Holdings Inc (a.k.a Waddington Group), USD First Lien Term Loan, 05/23/20	1,107,562	0.1
			45,036,247	5.0
		Cosmetics/Toiletries: 0.9%
2,315,000	(1)	KIK Custom Products, Inc., First Lien, 05/15/19	2,303,425	0.2
6,250,000		Sun Products Corporation (The), Term Loan B, 5.500%, 04/01/20	6,310,550	0.7
			8,613,975	0.9
		Drugs: 0.4%
3,368,750		Jazz Pharmaceuticals Inc., Term Loan, 5.250%, 05/30/18	3,387,699	0.4
		Ecological Services & Equipment: 2.6%
5,262,450		4L Holdings Inc., Term Loan, 6.765%, 05/06/18	5,297,535	0.6
17,007,375		ADS Waste Holdings, Inc., Term Loan B, 4.250%, 10/01/19	17,145,560	1.9
693,000		WCA Waste Corporation, Term Loan B, 5.500%, 02/28/18	697,331	0.1
			23,140,426	2.6
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
			Electronics/Electrical: 10.4%
	7,677,500		Attachmate Corporation, First Lien Term Loan, 7.272%, 11/15/17	$7,796,501	0.9
	3,000,000		Blackboard Inc., Second Lien Term Loan B, 11.500%, 10/01/19	3,075,000	0.3
	7,961,546		Blackboard Inc., Term Loan B-2, 6.250%, 10/01/18	8,116,796	0.9
	7,084,195		Epicor Software Corporation, Term Loan, 5.000%, 05/16/18	7,181,602	0.8
	1,000,000		Eze Castle Software, Inc., First Lien Term Loan, 4.750%, 03/18/20	1,012,500	0.1
	225,000		Eze Castle Software, Inc., Second Lien Term Loan, 8.750%, 03/18/21	230,203	0.0
	5,715,050		Freescale Semiconductor, Inc., Tranche B-4 Term Loan, 5.000%, 03/01/20	5,759,342	0.6
EUR	2,500,000		Greeneden U.S. Holdings II, L.L.C., Euro Term Loan, 4.750%, 02/08/20	3,261,729	0.4
	1,870,313		Hyland Software, Inc., First Lien Term Loan, 5.500%, 10/24/19	1,884,925	0.2
EUR	1,000,000	(1)	Infor (US), Inc., New Euro Term Loan, 06/03/20	1,301,446	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Electronics/Electrical (continued)
14,639,559	Infor (US), Inc., Term Loan B2, 5.340%, 04/05/18	$14,820,270	1.6
10,289,625	Kronos Incorporated, First Lien Term Loan, 4.500%, 10/30/19	10,379,659	1.2
4,861,463	Open Link Financial, Inc., Term Loan, 7.750%, 10/28/17	4,877,666	0.5
8,386,175	RedPrairie Corporation, First Lien Term Loan, 6.750%, 12/14/18	8,536,430	1.0
2,374,194	RedPrairie Corporation, Second Lien Term Loan, 11.250%, 12/14/19	2,514,667	0.3
3,980,025	Sabre Inc., Term B Facility, 5.253%, 02/15/19	4,040,971	0.5
3,957,805	Spansion LLC, Term Loan, 5.250%, 12/15/18	4,007,277	0.4
4,167,075	SS&C Technologies Inc., Term Loan B-1, 5.000%, 06/01/19	4,200,933	0.5
431,077	SS&C Technologies Inc., Term Loan B-2, 5.000%, 06/01/19	434,849	0.1
		93,432,766	10.4
	Equipment Leasing: 0.4%
250,000	Brock Holdings, Inc., New Second Lien Term Loan, 10.000%, 03/16/18	254,687	0.0
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,353,952		Brock Holdings, Inc., New Term Loan B, 6.011%, 03/16/17	$3,412,646	0.4
			3,667,333	0.4
		Financial Intermediaries: 0.1%
1,275,000		MoneyGram International, Inc., Term Loan B, 4.250%, 04/01/20	1,284,562	0.1
		Food Products: 2.7%
5,486,250		Advance Pierre Foods, First Lien Term Loan B, 5.750%, 06/30/17	5,527,397	0.6
4,000,000		Advance Pierre Foods, Second Lien Term Loan, 9.500%, 09/30/17	4,120,000	0.5
2,575,000	(1)	Atkins Nutritionals Holdings II, Inc., Lien Term Loan, 03/31/19	2,591,094	0.3
3,075,000	(1)	CSM Bakery Supplies, First Lien Term Loan, 06/30/20	3,071,156	0.3
1,000,000	(1)	CSM Bakery Supplies, Second Lien Term Loan, 06/30/21	1,010,625	0.1
2,500,000		Dole Food Company, Inc., Term Loan, 3.750%, 04/30/20	2,515,885	0.3
4,791,571		NPC International, Term Loan B, 4.500%, 12/28/18	4,875,424	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Food Products (continued)
1,000,000	Reddy Ice Corporation, First Lien Term Loan, 6.750%, 04/01/19	$1,011,250	0.1
		24,722,831	2.7
	Food Service: 1.9%
1,324,675	Hearthside Food Solutions, LLC, Term Loan, 6.503%, 06/07/18	1,337,922	0.1
5,197,500	Landry's Restaurants, Term Loan, 4.750%, 04/30/18	5,270,047	0.6
4,228,750	P.F. Chang's China Bistro, Inc., Term Loan B, 5.250%, 06/30/19	4,297,467	0.5
6,052,417	Wendy's International, Inc., Term Loan, 3.250%, 05/15/19	6,086,461	0.7
		16,991,897	1.9
	Food/Drug Retailers: 2.5%
1,452,387	Albertsons LLC, Term Loan B1, 4.250%, 05/10/16	1,463,506	0.2
947,613	Albertsons LLC, Term Loan B2, 4.750%, 05/10/19	950,970	0.1
2,000,000	Del Taco, Term Loan, 7.250%, 10/01/18	2,013,750	0.2
4,200,000	Rite Aid Corporation, Tranche 6 Term Loan, 4.000%, 02/28/20	4,247,775	0.5
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
4,992,462		Roundys Supermarkets, Inc., Term Loan B, 5.750%, 02/14/19	$4,918,094	0.5
6,222,000	(1)	Sprouts Farmers Market, Term Loan, 4.500%, 04/15/20	6,245,332	0.7
2,748,371	(1)	Supervalu, Real Estate Term Loan, 03/31/19	2,783,069	0.3
			22,622,496	2.5
		Forest Products: 0.1%
750,000	(1)	Xerium Technologies, Inc., Term Loan B, 05/01/19	757,969	0.1
		Health Care: 8.7%
1,271,813		ATI Physical Therapy, Term Loan B, 5.750%, 01/31/20	1,293,274	0.2
5,955,000		Bausch & Lomb, Inc., Term Loan B, 5.250%, 04/30/19	5,983,120	0.7
1,670,000		BSN Medical, Term Loan B1A, 5.000%, 08/28/19	1,695,050	0.2
1,973,947		CHG Medical Staffing, Inc., First lien Term Loan, 5.000%, 11/20/19	2,006,024	0.2
675,000		CHG Medical Staffing, Inc., Second lien Term Loan, 9.000%, 11/20/20	692,297	0.1
4,753,966		ConvaTec, Term Loan, 5.000%, 12/22/16	4,826,763	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Health Care (continued)
3,795,074	DJO Finance LLC, Tranche B-3 Term Loan, 6.250%, 09/15/17	$3,847,257	0.4
4,455,000	Emdeon, Inc., B-2, 3.750%, 11/02/18	4,499,550	0.5
3,865,858	Emergency Medical Services Corporation, Term Loan B, 4.000%, 05/25/18	3,900,376	0.4
6,233,103	Iasis Healthcare LLC, Term Loan B-2, 4.500%, 05/03/18	6,286,084	0.7
4,925,343	Immucor, Inc., Term Loan B-2, 5.000%, 08/17/18	4,967,672	0.6
10,870,169	Kinetic Concepts, Inc., C-1, 5.500%, 05/04/18	11,055,820	1.2
5,721,286	Par Pharmaceutical Companies, Term Loan B, 4.250%, 09/28/19	5,756,449	0.6
5,332,635	Pharmaceutical Product Development, Inc., Term Loan B-1, 4.250%, 11/01/17	5,393,736	0.6
2,153,250	Press Ganey, First Lien, 5.250%, 04/30/18	2,169,399	0.2
1,231,579	Press Ganey, Second Lien, 8.250%, 08/31/18	1,250,053	0.1
3,573,000	Select Medical Corporation, Incremental Term Loan, 5.501%, 06/01/18	3,599,798	0.4
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,000,000	Steward Health Care System LLC, Term Loan B, 6.750%, 03/30/20	$1,010,000	0.1
1,856,925	Surgical Care Affiliates LLC, Incremental Term Loan, 5.500%, 06/29/18	1,866,210	0.2
550,000	Truven Health, Inc., Term Loan B, 4.500%, 05/23/19	553,781	0.1
725,000	United Surgical Partners International, Inc., Incremental Term Loan, 4.750%, 04/01/19	733,156	0.1
4,950,125	United Surgical Partners International, Inc., Incremental Term Loan, 7.000%, 04/01/19	5,005,814	0.6
		78,391,683	8.7
	Home Furnishings: 2.7%
12,169,500	AOT Bedding Super Holdings, LLC, Term Loan B, 5.003%, 10/01/19	12,275,983	1.4
3,922,263	Hillman Group (The), Inc., Term Loan B, 4.250%, 05/31/17	3,971,291	0.4
1,500,000	Hunter Fan Company, First Lien Term Loan, 6.500%, 12/31/17	1,515,000	0.2
2,317,806	Monitronics International, Inc., Term Loan B, 4.250%, 03/23/18	2,348,228	0.3

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Home Furnishings (continued)
1,994,855		Protection One, Inc., Term Loan B, 5.750%, 03/15/19	$2,024,778	0.2
1,976,753	(1)	Tempur-Pedic International, Inc., Term Loan B, 3.500%, 12/01/19	1,983,177	0.2
			24,118,457	2.7
		Industrial Equipment: 5.0%
1,144,177		Alliance Laundry Systems LLC, First Lien Term Loan, 4.500%, 12/10/18	1,157,049	0.1
1,346,625		Ameriforge Group Inc., First Lien Term Loan, 6.000%, 01/30/20	1,363,458	0.2
582,500		Ameriforge Group Inc., Second Lien Term Loan, 9.750%, 01/30/21	599,975	0.1
1,550,000		Apex Tool Group, Term Loan B, 4.500%, 02/01/20	1,561,903	0.2
2,600,000		Doncasters Group Limited, First lien Term Loan, 5.500%, 03/29/20	2,627,625	0.3
1,307,988		Edwards (Cayman Islands II) Limited (aka BOC Edwards), Extended Term Loan, 5.500%, 05/31/16	1,319,433	0.1
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	1,671,935	Edwards (Cayman Islands II) Limited (aka BOC Edwards), New Term Loan, 5.500%, 05/31/16	$1,686,565	0.2
	5,454,861	Generac Power Systems, Inc., Term Loan B, 6.250%, 05/30/18	5,493,454	0.6
	5,785,500	Hamilton Sundstrand Industrial, Term Loan, 4.000%, 12/14/19	5,797,250	0.6
	3,365,121	Rexnord Corporation / RBS Global, Inc., Term Loan, 3.750%, 04/01/18	3,407,185	0.4
	8,300,000	Schaeffler AG, Term Loan C, 4.250%, 01/27/17	8,417,196	0.9
EUR	3,333,333	Schaeffler AG, Term Loan C, 4.750%, 01/27/17	4,367,904	0.5
	2,400,000	Sensus Metering Systems Inc., New Second Lien Term Loan, 8.500%, 05/09/18	2,433,000	0.3
EUR	1,134,742	Terex Corporation, Term Loan Euro Tranche, 5.000%, 04/28/17	1,480,488	0.2
	2,983,886	Terex Corporation, Term Loan, 4.500%, 04/28/17	3,037,038	0.3
			44,749,523	5.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Insurance: 3.2%
4,406,456		AmWINS Group, Inc., Term Loan, 5.000%, 09/30/19	$4,456,029	0.5
3,388,870		Applied Systems Inc., First Lien Term Loan, 4.250%, 12/08/16	3,426,994	0.4
1,700,000		Applied Systems Inc., Second Lien Term Loan, 9.500%, 06/08/17	1,722,666	0.2
3,250,000	(1)	Cooper Gay Swett & Crawford, Ltd., First Lien Term Loan, 04/15/20	3,288,594	0.4
1,400,000	(1)	Cooper Gay Swett & Crawford, Ltd., Second Lien Term Loan, 10/15/20	1,428,000	0.2
1,984,966		Hub International Limited, Add-on Term Loan, 4.704%, 06/13/17	2,001,921	0.2
2,037,006		Hub International Limited, Extended Incremental Term Loan B, 6.750%, 12/13/17	2,054,406	0.2
4,930,769		Sedgwick Holdings, Inc., Term Loan B-2, 4.000%, 05/28/16	4,970,832	0.5
5,137,125		USI, Inc., Term Loan B, 5.250%, 12/31/19	5,188,496	0.6
			28,537,938	3.2
Principal Amount†	Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	Leisure Good/Activities/Movies: 4.5%
5,623,788	24 Hour Fitness Worldwide, Inc, Term Loan B, 7.500%, 04/22/16	$5,691,740	0.6
5,940,150	Delta2 Sarl Luxembourg (Formula One World Championship), Term Loan B, 6.000%, 04/30/19	6,035,442	0.7
3,000,000	Equinox Holdings, Inc., First Lien Term Loan, 4.250%, 02/01/20	3,028,125	0.3
4,569,836	FGI Operating, Add-On Term Loan, 5.500%, 04/30/19	4,569,836	0.5
9,975,000	Getty Images, Inc, Term Loan B, 4.750%, 10/31/19	10,053,374	1.1
285,714	NEP/NCP Holdco, Inc, First Lien, 9.500%, 07/23/20	296,905	0.0
648,375	NEP/NCP Holdco, Inc, Term Loan B, 4.750%, 01/22/20	656,277	0.1
3,069,650	SRAM, LLC, First Lien Term Loan, 4.766%, 04/01/20	3,092,673	0.4
2,725,125	Wilton Brands, Inc., Term Loan, 7.500%, 08/31/18	2,771,112	0.3
3,979,841	Zuffa, LLC, Term Loan, 5.750%, 02/15/20	4,007,202	0.5
		40,202,686	4.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Lodging & Casinos: 7.4%
4,968,750		Boyd Gaming Corporation, Incremental Term Loan, 6.000%, 12/17/15	$5,036,181	0.6
6,431,202		Caesars Entertainment Operating Company, Inc., Incremental Term Loan B4, 9.500%, 10/31/16	6,464,695	0.7
7,584,690		Caesars Entertainment Operating Company, Inc., Term Loan B5, 4.443%, 01/28/18	6,711,267	0.7
6,570,774	(1)	Caesars Entertainment Operating Company, Inc., Term Loan B6, 5.454%, 01/28/18	5,901,376	0.7
1,275,000		Caesars Octavius, LLC, Term Loan, 9.250%, 02/24/17	1,300,500	0.1
5,182,955		Cannery Casino Resorts, LLC, First Lien Term Loan, 6.000%, 10/01/18	5,272,579	0.6
1,375,000		Centaur Acquisition, LLC, First Lien Term Loan, 5.250%, 02/21/19	1,390,469	0.2
500,000		Centaur Acquisition, LLC, Second Lien Term Loan, 8.750%, 02/21/20	510,625	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	535,170	^,(2)	Fontainebleau Las Vegas, LLC, Delayed Draw Term Loan, 06/06/14	$86,965	0.0
	1,070,339	^,(2)	Fontainebleau Las Vegas, LLC, Term Loan, 06/06/14	173,930	0.0
	1,222,101		Global Cash Access, Inc., Term Loan B, 7.000%, 03/01/16	1,241,960	0.1
	1,219,464		Golden Nugget, Inc., Delayed Draw Term Loan, 3.210%, 06/30/14	1,182,270	0.1
	2,142,397		Golden Nugget, Inc., First Lien Term Loan, 3.210%, 06/30/14	2,077,054	0.2
	800,000	(1)	Horseshoe Baltimore, Funded Term Loan B, 05/31/20	825,000	0.1
	4,239,375		MGM Resorts International, Term Loan B, 4.250%, 12/20/19	4,297,997	0.5
	2,992,500		Peppermill Casinos, Inc., Term Loan B, 7.250%, 10/31/19	3,059,831	0.3
EUR	1,250,000		Scandic Hotels AB, Term Loan B2, 2.422%, 07/09/15	1,594,352	0.2
EUR	1,250,000		Scandic Hotels AB, Term Loan C2, 2.847%, 07/08/16	1,594,353	0.2
	10,000,000	(1)	Scientific Games International, Inc., Term Loan B, 09/30/20	9,954,170	1.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Lodging & Casinos (continued)
7,250,000		Station Casinos LLC, Term Loan, 5.000%, 02/28/20	$7,345,156	0.8
611,111		Twin River Management Group, Inc., Term Loan B, 5.250%, 09/01/18	621,551	0.1
			66,642,281	7.4
		Nonferrous Metals/Minerals: 1.1%
2,730,000		Constellium Holdco BV, Term Loan B USD, 6.250%, 03/18/20	2,798,250	0.3
5,563,032		Fairmount Minerals, Ltd., Term Loan B, 5.250%, 03/15/17	5,609,973	0.6
900,000	(1)	Murray Energy Corporation, Term Loan B, 05/31/19	909,000	0.1
648,363		Noranda Aluminum Acquisition Corp., Term Loan, 5.750%, 02/28/19	654,036	0.1
			9,971,259	1.1
		Oil & Gas: 1.6%
1,390,432		Crestwood Holdings LLC, Term Loan B, 9.750%, 03/30/18	1,416,503	0.2
500,000	(1)	Crestwood Holdings LLC, Term Loan, 05/30/19	508,750	0.0
8,070,054		FTS International, Inc. (fka FracTech), Term Loan (HoldCo), 8.500%, 05/06/16	7,976,748	0.9
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,700,000		Samson Investment Company, Second Lien Term Loan, 6.000%, 09/28/18	$1,717,000	0.2
3,142,125		Tervita Corporation (fka CCS Inc.), Term Loan, 7.250%, 05/15/18	3,183,085	0.3
			14,802,086	1.6
		Publishing: 4.4%
1,100,362	^,(1)	Caribe Media Inc., Term Loan, 10.000%, 11/18/14	1,001,329	0.1
8,881,095		Cengage Learning, Inc., Extended Term Loan B, 5.710%, 07/31/17	7,009,404	0.8
2,976,378		Cengage Learning, Inc., Term Loan, 5.710%, 07/01/14	2,368,700	0.3
2,600,000		Cenveo Corporation, Term Loan B, 6.250%, 03/31/20	2,629,250	0.3
1,502,767		Dex Media East, LLC, Term Loan, 6.000%, 10/24/14	1,226,007	0.1
4,394,821		Dex Media West, LLC, Term Loan, 8.000%, 10/24/14	3,772,220	0.4
2,000,000		McGraw Hill Global Education, Term LoanB, 9.000%, 03/29/19	1,996,666	0.2

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Publishing (continued)
1,296,750		Merrill Communications, LLC, Term Loan B, 7.250%, 03/30/18	$1,308,097	0.2
1,771,936		Nelson Canada, First Lien C$, 2.810%, 07/03/14	1,448,558	0.2
3,108,795		Penton Media, Inc, Term Loan B, 6.000%, 08/01/14	3,038,847	0.3
6,717,354		R.H. Donnelley Corporation, Term Loan, 9.750%, 10/24/14	5,277,321	0.6
9,670,850		SuperMedia, Inc., Term Loan, 11.000%, 12/31/15	8,153,735	0.9
1,515,303	^,(3)	Yell Group PLC, New Term Loan B, 07/31/14	352,037	0.0
			39,582,171	4.4
		Radio & Television: 5.2%
2,368,704		Barrington Broadcasting Group, Term Loan B, 7.500%, 06/30/17	2,377,587	0.3
10,921,330		Clear Channel Communications, Inc., Term Loan B, 3.854%, 01/28/16	10,115,882	1.1
5,668,698		Cumulus Media Holdings Inc., First Lien Term Loan B, 4.500%, 12/09/18	5,753,728	0.6
1,248,933		Entercom Communications Corporation, B-1, 5.028%, 11/22/18	1,270,009	0.1
Principal Amount†			Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
	3,260,205		FoxCo Acquisition, LLC, Term Loan B, 5.500%, 07/31/17	$3,311,798	0.4
	2,699,099		Gray Television, Inc., Term Loan B, 4.750%, 10/31/19	2,735,370	0.3
	500,000		Hubbard Radio LLC, Tranche 1 Term Loan, 4.500%, 04/28/17	506,250	0.1
	1,750,000		Salem Communications Corporation, Term Loan B, 4.500%, 03/31/20	1,775,506	0.2
	4,687,500	(1)	Univision Communications, Inc., New First Lien Term Loan, 03/01/20	4,662,108	0.5
	14,500,000		Univision Communications, Inc., Term Loan C2, 4.750%, 02/13/20	14,503,625	1.6
				47,011,863	5.2
			Retailers (Except Food & Drug): 15.8%
	4,950,000		99 Cents Only Stores, Term Loan Facility (2012 refi), 5.250%, 01/15/19	5,001,520	0.6
	5,925,225		Academy Ltd., Term Loan, 4.750%, 08/03/18	5,990,403	0.7
GBP	3,000,000		B&M Retail Ltd, Facility B, 6.006%, 02/28/20	4,567,276	0.5
	5,389,309		Bass Pro Group, LLC, Term Loan B, 4.042%, 11/20/19	5,437,199	0.6

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug) (continued)
19,999,626		BJs Wholesale Club, First Lien Term Loan, 4.250%, 09/27/18	$20,128,203	2.2
4,050,353		BJs Wholesale Club, Second Lien Term Loan, 9.750%, 03/27/19	4,175,237	0.5
5,498,056		Burlington Coat Factory, Term Loan B (refi), 5.500%, 02/23/17	5,574,776	0.6
3,460,343		FTD, Inc, Term Loan B, 4.750%, 06/06/18	3,494,947	0.4
4,593,478		Guitar Center, Inc., Extended Term Loan, 5.560%, 04/10/17	4,590,584	0.5
5,409,125		Harbor Freight Tools USA, Inc., Senior Secured Term Loan, 6.500%, 05/15/19	5,492,966	0.6
3,782,000	(1)	J.C. Penney Corporation, Inc., Senior Secured Term Loan, 05/23/18	3,841,094	0.4
4,671,094		Jo-Ann Stores, Inc., Term Loan B, 4.000%, 03/18/18	4,723,606	0.5
4,896,200		Leslies Poolmart, Inc., Term Loan, 5.250%, 10/15/19	4,952,506	0.6
4,963,834		Neiman Marcus Group, Inc, Term Loan B, 4.000%, 05/15/18	4,973,583	0.6
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
1,824,643		Northern Tool & Equipment Company, Inc., Term Loan, 7.018%, 12/10/19	$1,856,574	0.2
3,851,657		Ollie's Holdings, Inc., Term Loan, 6.250%, 09/25/19	3,875,730	0.4
4,980,000		OneStopPlus, Term Loan B, 5.500%, 02/01/20	5,045,363	0.6
10,972,500		Party City Holdings Inc, Term Loan B, 4.250%, 07/27/19	11,035,592	1.2
2,751,169		Pep Boys, Term Loan B, 5.000%, 10/01/18	2,788,998	0.3
1,318,780	(1)	Pilot Travel Centers LLC, Incremental Term Loan B, 08/04/19	1,310,538	0.2
2,218,152	(1)	Pilot Travel Centers LLC, Term Loan B, 03/30/18	2,194,123	0.2
6,352,080		Savers, Term Loan B, 5.000%, 07/09/19	6,442,070	0.7
4,059,000		Sleepy's Holdings, LLC, Term Loan, 7.250%, 03/19/19	4,109,738	0.5
1,990,000		Sportsman's Warehouse, Inc., Term Loan, 8.500%, 11/15/18	2,009,900	0.2
4,842,708		The Gymboree Corporation, Term Loan B, 5.000%, 02/23/18	4,771,747	0.5

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Retailers (Except Food & Drug) (continued)
	6,429,624	Toys "R" Us, Inc., Term Loan B-1, 6.000%, 09/01/16	$6,463,084	0.7
EUR	3,506,330	Vivarte S.A.S., New Term B2 Finartex, 5.173%, 03/31/18	3,806,543	0.4
	3,619,371	Yankee Candle Company, Inc., Term Loan B, 5.250%, 04/02/19	3,648,326	0.4
			142,302,226	15.8
		Steel: 1.1%
	9,775,875	FMG Resources Pty Ltd, Term Loan, 5.250%, 10/16/17	9,850,553	1.1
		Surface Transport: 0.7%
	2,793,000	Baker Tanks, Inc., Term Loan, 4.250%, 02/15/20	2,811,766	0.3
	3,880,314	Wabash National Corporation, Term Loan, 6.101%, 05/15/19	3,931,243	0.4
			6,743,009	0.7
		Telecommunications: 7.5%
EUR	1,421,438	Alcatel-Lucent, Euro Term Loan, 7.750%, 01/23/19	1,877,028	0.2
	1,546,125	Alcatel-Lucent, US Term Loan, 7.250%, 01/23/19	1,566,902	0.2
	15,941,645	Asurion, LLC, Incremental Tranche B-1 Term Loan, 4.500%, 05/24/19	16,087,782	1.8
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
3,990,000		Consolidated Communications, Inc., Term Loan B-3, 5.250%, 12/31/18	$4,044,862	0.4
1,725,000		Cricket Communications, Inc., Term Loan C, 4.750%, 04/16/20	1,736,859	0.2
4,052,007		Global Tel*Link Corporation, First Lien Term Loan, 6.000%, 12/15/17	4,069,734	0.4
500,000	(1)	Global Tel*Link Corporation, First Lien Term Loan, 05/23/20	501,250	0.1
1,700,000	(1)	Global Tel*Link Corporation, Second Lien Term Loan, 11/23/20	1,683,000	0.2
2,693,815		Hawaiian Telcom Communications, Inc., Term Loan B, 7.000%, 02/27/17	2,716,546	0.3
2,500,000		Level 3 Financing, Inc, 2019 Term Loan, 5.250%, 08/01/19	2,531,250	0.3
8,300,000		Level 3 Financing, Inc, Tranche B-II 2019 Term Loan, 4.750%, 08/01/19	8,400,289	0.9
3,850,000		Lightower Fiber Networks, First Lien, 4.500%, 04/19/20	3,893,312	0.4
615,000		Securus Technologies, Inc., First Lien Term Loan, 4.750%, 04/19/20	620,574	0.1

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
		Telecommunications (continued)
5,156,025		Syniverse Holdings, Inc., Term Loan B, 5.000%, 04/20/19	$5,191,473	0.6
6,015,014		U.S. Telepacific Corp, First Lien Term Loan, 5.750%, 02/23/17	6,024,037	0.7
6,255,984		Zayo Group, LLC, Term Loan B, 4.500%, 07/02/19	6,309,160	0.7
			67,254,058	7.5
		Utilities: 3.8%
2,304,673		Calpine Corp, Term Loan B-1, 4.500%, 04/01/18	2,331,561	0.3
982,450		Calpine Corp, Term Loan B-2, 4.500%, 04/01/18	995,345	0.1
6,950,000		Calpine Corp, Term Loan B-3, 4.500%, 10/09/19	7,042,525	0.8
700,000	(1)	Channelview Cogeneration, Term Loan, 05/15/20	704,813	0.1
3,593,846		Dynegy Inc., B-2 Term Loan, 4.000%, 04/15/20	3,615,934	0.4
3,736,640		Longview Power, LLC, Extended Term Loan, 7.250%, 10/31/17	2,751,101	0.3
1,630,448		Race Point Power, Race Point Power II Term Loan, 7.750%, 01/11/18	1,634,525	0.2
Principal Amount†		Borrower/ Tranche Description	Fair Value	Percentage of Net Assets
15,080,819	(1)	Texas Competitive Electric Holdings Company LLC, Extended Term Loans, 4.733%, 10/10/17	$10,976,016	1.2
5,000,000		Texas Competitive Electric Holdings Company LLC, Term Loans, 3.733%, 10/10/14	3,900,000	0.4
			33,951,820	3.8
		Total Senior Loans (Cost $1,292,621,854)	1,300,046,624	144.3
Shares			Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS: 1.3%
154	@,X	AR Broadcasting (Warrants)	—	0.0
888,534	@,R,X	Ascend Media (Residual Interest)	—	0.0
719	@,R,X	Block Vision Holdings Corporation	—	0.0
3,160	@,X	Caribe Media Inc.	—	0.0
117,133	@	Cumulus Media Inc . (Class A Common Shares)	434,564	0.1
14,294	@	Dex Media Inc.	264,010	0.0
9	@,X	Faith Media Holdings, Inc. (Residual Interest)	174,607	0.0
92,471	@	Glodyne Techoserve, Ltd.	17,091	0.0
498,762	@,X	GTS Corp.	—	0.0
31,238	@	Hawaiian Telcom	805,003	0.1
291	@,R,X	Lincoln Paper & Tissue, LLC	—	0.0

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Shares		Borrower/ Tranche Description	Value	Percentage of Net Assets
EQUITIES AND OTHER ASSETS (continued)
5,933,579	@,R,X	Lincoln Pulp and Eastern Fine (Residual Interest in Bankruptcy Estate)	$—	0.0
311		LyondellBassell Industrial (Class A Shares)	20,728	0.0
9,788	@	Mega Brands	138,318	0.0
182,488	@	Metro- Goldwyn- Mayer, Inc.	10,025,435	1.1
106,702	@,X	Northeast Biofuels (Residual Interest)	—	0.0
57,804	@,R,X	Safelite Realty Corporation	273,413	0.0
19,404	@,X	U.S. Shipping Partners, L.P.	—	0.0
275,292	@,X	U.S. Shipping Partners, L.P. (Contingency Rights)	—	0.0
		Total Equities and Other Assets (Cost $5,937,148)	12,153,169	1.3
		Total Investments (Cost $1,298,559,002)	$1,312,199,793	145.6
		Liabilities in Excess of Other Assets	(411,051,809)	(45.6)
		Net Assets	$901,147,984	100.0

*  Senior loans, while exempt from registration under the Securities Act of 1933, as amended, contain certain restrictions on resale and cannot be sold publicly. These senior loans bear interest (unless otherwise noted) at rates that float periodically at a margin above the London Inter-Bank Offered Rate ("LIBOR") and other short-term rates.

†  Unless otherwise indicated, principal amount is shown in USD.

@  Non-income producing security

R  Restricted Security

X  Fair value determined by ING Funds Valuation Committee appointed by the Board of Directors/Trustees.

^  This Senior Loan Interest is non-income producing.

(1)  Trade pending settlement. Contract rates that are not disclosed do not take effect until settlement date and have yet to be determined.

(2)  The borrower filed for protection under Chapter 11 of the U.S. Federal Bankruptcy code.

(3)  Loan is on non-accrual basis.

EUR  EU Euro

GBP  British Pound

  Cost for federal income tax purposes is $1,299,043,436.

Net unrealized appreciation consists of:
Gross Unrealized Appreciation	$23,947,911
Gross Unrealized Depreciation	(10,791,554)
Net Unrealized Appreciation	$13,156,357

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of May 31, 2013 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at May 31, 2013
Asset Table
Investments, at fair value
Equities and Other Assets	$1,662,623	$10,042,526	$448,020	$12,153,169
Senior Loans	—	1,300,046,624	—	1,300,046,624
Total Investments, at fair value	$1,662,623	$1,310,089,150	$448,020	$1,312,199,793
Other Financial Instruments+
Forward Foreign Currency Contracts	—	145,005	—	145,005
Total Assets	$1,662,623	$1,310,234,155	$448,020	$1,312,344,798
Liabilities Table
Other Financial Instruments+
Forward Foreign Currency Contracts	$—	$(6,127)	$—	$(6,127)
Total Liabilities	$—	$(6,127)	$—	$(6,127)

+  Other Financial Instruments are derivatives not reflected in the Portfolio of Investments and may include open forward foreign currency contracts and unfunded commitments which are fair valued at the unrealized gain (loss) on the instrument.

At May 31, 2013, the following forward foreign currency contracts were outstanding for the ING Prime Rate Trust:

Counterparty	Currency	Contract Amount	Buy/Sell	Settlement Date	In Exchange For	Fair Value	Unrealized Appreciation (Depreciation)
State Street Bank	EU Euro	14,838,000	Sell	06/14/13	$19,373,311	$19,263,705	$109,606
State Street Bank	EU Euro	13,511,000	Sell	06/17/13	17,537,954	17,544,081	(6,127)
State Street Bank	British Pound	1,580,000	Sell	06/14/13	2,418,411	2,398,672	19,739
State Street Bank	British Pound	1,637,000	Sell	06/17/13	2,500,321	2,484,661	15,660
							$138,878

A summary of derivative instruments by primary risk exposure is outlined in the following tables.

The fair value of derivative instruments as of May 31, 2013 was as follows:

Derivatives not accounted for as hedging instruments	Location on Statement of Assets and Liabilities	Fair Value
Asset Derivatives
Foreign exchange contracts	Unrealized appreciation on forward foreign currency contracts	$145,005
Total Asset Derivatives		$145,005
Liability Derivatives
Foreign exchange contracts	Unrealized depreciation on forward foreign currency contracts	$6,127
Total Liability Derivatives		$6,127

See Accompanying Notes to Financial Statements

  PORTFOLIO OF INVESTMENTS
ING PRIME RATE TRUST   AS OF MAY 31, 2013 (UNAUDITED) (CONTINUED)

The effect of derivative instruments on the Trust's Statement of Operations for the period ended May 31, 2013 was as follows:

Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$294,114
Total	$294,114
Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
Derivatives not accounted for as hedging instruments	Foreign currency related transactions*
Foreign exchange contracts	$(492,293)
Total	$(492,293)

*  Amounts recognized for forward foreign currency contracts are included in net realized gain (loss) on foreign currency related transactions and net change in unrealized appreciation or depreciation on foreign currency related transactions.

The following is a summary by counterparty of the fair value of OTC derivative instruments subject to Master Netting Agreements and collateral (received)/pledged, if any, at May 31, 2013(1):

Counterparty	Total Fair Value of OTC Derivative Instruments(2)	Collateral (Received)/Pledged	Net Exposure at May 31, 2013(3)
State Street Bank	$138,878	$—	$138,878

(1)  Please refer to the tables above for the gross fair values of all open OTC derivative instruments broken down by assets and liabilities at May 31, 2013.

(2)  Represents the net fair value of all open OTC derivative instruments with each respective broker(s).

(3)  Net exposure represents the fair value of the net receivable/(payable) that would be due from/(to) the counterparty in the event of default. See Note 2, Significant Account Policies, for more information regarding counterparty credit risk.

See Accompanying Notes to Financial Statements

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited)

SHAREHOLDER INVESTMENT PROGRAM

The Trust offers a Shareholder Investment Program (the "Program") which allows holders of the Trust's common shares a simple way to reinvest dividends and capital gains distributions, if any, in additional common shares of the Trust. The Program also offers holders of the Trust's common shares the ability to make optional cash investments in any amount from $100 to $100,000 on a monthly basis.

For dividend and capital gains distribution reinvestment purposes, BNY will purchase shares of the Trust on the open market when the market price plus estimated fees is less than the NAV on the valuation date. The Trust will issue new shares for dividend and capital gains distribution reinvestment purchases when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. New shares may be issued at the greater of: (i) NAV; or (ii) the market price of the shares during the pricing period, minus a discount of 5%.

For optional cash investments, shares will be purchased on the open market by BNY when the market price plus estimated fees is less than the NAV on the valuation date. New shares will be issued by the Trust for optional cash investments when the market price plus estimated fees is equal to or exceeds the net asset value on the valuation date. Such shares will be issued at a discount to market, determined by the Trust, between 0% and 5%.

There is no charge to participate in the Program. Participants may elect to discontinue participation in the Program at any time. Participants will share, on a pro rata basis, in the fees or expenses of any shares acquired in the open market.

Participation in the Program is not automatic. If you would like to receive more information about the Program or if you desire to participate, please contact your broker or the Trust's Shareholder Services Department at (800) 992-0180.

KEY FINANCIAL DATES — CALENDAR 2013 DIVIDENDS:

DECLARATION DATE	EX-DIVIDEND DATE	PAYABLE DATE
January 31, 2013	February 7, 2013	February 25, 2013
February 28, 2013	March 7, 2013	March 22, 2013
March 28, 2013	April 8, 2013	April 22, 2013
April 30, 2013	May 8, 2013	May 22, 2013
May 31, 2013	June 6, 2013	June 24, 2013
June 28, 2013	July 8, 2013	July 22, 2013
July 31, 2013	August 8, 2013	August 22, 2013
August 30, 2013	September 6, 2013	September 23, 2013
September 30, 2013	October 8, 2013	October 22, 2013
October 31, 2013	November 7, 2013	November 22, 2013
November 29, 2013	December 6, 2013	December 23, 2013
December 20, 2013	December 27, 2013	January 13, 2014

Record date will be two business days after each Ex-Dividend Date. These dates are subject to change.

ING Prime Rate Trust

ADDITIONAL INFORMATION (Unaudited) (continued)

STOCK DATA

The Trust's common shares are traded on the New York Stock Exchange (Symbol: PPR). Effective March 1, 2002, the Trust's name changed to ING Prime Rate Trust and its CUSIP number changed to 44977W106. The Trust's NAV and market price are published daily under the "Closed-End Funds" feature in Barron's, The New York Times, The Wall Street Journal and many other regional and national publications.

REPURCHASE OF SECURITIES BY CLOSED-END COMPANIES

In accordance with Section 23(c) of the 1940 Act, and Rule 23c-1 under the 1940 Act the Trust may from time to time purchase shares of beneficial interest of the Trust in the open market, in privately negotiated transactions and/or purchase shares to correct erroneous transactions.

NUMBER OF SHAREHOLDERS

The approximate number of record holders of Common Stock as of May 31, 2013 was 3,355 which does not include approximately 46,752 beneficial owners of shares held in the name of brokers of other nominees.

PROXY VOTING INFORMATION

A description of the policies and procedures that the Trust uses to determine how to vote proxies related to portfolio securities is available: (1) without charge, upon request, by calling Shareholder Services toll-free at 1-800-336-3436; (2) on the Trust's website at www.inginvestment.com and (3) on the SEC's website at www.sec.gov. Information regarding how the Trust voted proxies related to portfolio securities during the most recent 12-month period ended June 30 is available without charge on the Trust's website at www.inginvestment.com and on the SEC's website at www.sec.gov.

QUARTERLY PORTFOLIO HOLDINGS

The Trust files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. The Trust's Forms N-Q are available on the SEC's website at www.sec.gov. The Trust's Forms N-Q may be reviewed and copied at the SEC's Public Reference Room in Washington, DC, and information on the operation of the Public Reference Room may be obtained by calling (800) SEC-0330; and is available upon request from the Trust by calling Shareholder Services toll-free at (800) 336-3436.

CERTIFICATIONS

In accordance with Section 303A.12 (a) of the New York Stock Exchange Listed Company Manual, the Trust submitted the Annual CEO Certification on August 2, 2012 certifying that he was not aware, as of that date, of any violation by the Trust of the NYSE's Corporate governance listing standards. In addition, as required by Section 203 of the Sarbanes-Oxley Act of 2002 and related SEC rules, the Trust's principal executive and financial officers have made quarterly certifications, included in filings with the SEC on Forms N-CSR and N-Q, relating to, among other things, the Trust's disclosure controls and procedures and internal controls over financial reporting.

ING Prime Rate Trust

SHAREHOLDER MEETING INFORMATION (Unaudited)

An annual meeting of shareholders of the ING Prime Rate Trust was held May 6, 2013, at the offices of ING Funds, 7337 East Doubletree Ranch Road, Suite 100, Scottsdale, AZ 85258.

Proposal:

1  To approve a new investment advisory agreement for the Funds with ING Investments prompted by the IPO, and to approve, under certain circumstances, any future advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

2  To approve a new investment sub-advisory agreement between ING Investments and ING IM with respect to certain Funds Prompted by the IPO, and to approve, under certain circumstances, any future sub-advisory agreements prompted by Change of Control Events that occur as part of the Separation Plan.

6  To elect 13 nominees to the Board of Trustees of ING Prime Rate Trust.

	Proposal		Shares voted for	Shares voted against or withheld	Shares abstained	Broker non-vote	Total Shares Voted
ING Prime Rate Trust	1	*	77,565,460.909	2,554,960.555	2,233,592.532	16,331,548.562	98,685,562.558
	2	*	77,344,441.531	2,827,093.039	2,182,479.426	16,331,548.562	98,685,562.558
	Proposal		For All	Withhold All	For all Except	Broker non-vote	Total Shares Voted
Colleen D. Baldwin	6	*	95,782,584.832	2,902,977.726	0.000	0.000	98,685,562.558
John V. Boyer	6	*	95,902,840.480	2,782,722.078	0.000	0.000	98,685,562.558
Patricia W. Chadwick	6	*	95,815,852.001	2,869,710.557	0.000	0.000	98,685,562.558
Albert E. DePrince, Jr.	6	*	95,799,376.341	2,886,186.217	0.000	0.000	98,685,562.558
Peter S. Drotch	6	*	95,789,427.809	2,896,134.749	0.000	0.000	98,685,562.558
J. Michael Earley	6	*	95,893,878.954	2,791,683.604	0.000	0.000	98,685,562.558
Martin J. Gavin	6	*	95,886,917.988	2,798,644.570	0.000	0.000	98,685,562.558
Russell H. Jones	6	*	95,900,701.946	2,784,860.612	0.000	0.000	98,685,562.558
Patrick W. Kenny	6	*	95,894,128.575	2,791,433.983	0.000	0.000	98,685,562.558
Shaun P. Mathews	6	*	95,815,696.315	2,869,866.243	0.000	0.000	98,685,562.558
Joseph E. Obermeyer	6	*	95,914,269.560	2,771,292.998	0.000	0.000	98,685,562.558
Sheryl K. Pressler	6	*	95,885,389.743	2,800,172.815	0.000	0.000	98,685,562.558
Roger B. Vincent	6	*	95,807,557.663	2,878,004.895	0.000	0.000	98,685,562.558

*  Proposals Passed

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Investment Adviser

ING Investments, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Sub-Adviser

ING Investment Management Co. LLC
230 Park Avenue
New York, NY 10169

Institutional Investors and Analysts

Call ING Prime Rate Trust
1-800-336-3436, Extension 2217

Administrator

ING Funds Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-992-0180

Written Requests

Please mail all account inquiries and other comments to:
ING Prime Rate Trust Account
c/o ING Fund Services, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258

Distributor

ING Investments Distributor, LLC
7337 East Doubletree Ranch Road, Suite 100
Scottsdale, Arizona 85258
1-800-334-3444

Transfer Agent

BNY Mellon Investment Servicing (U.S.) Inc.
301 Bellevue Parkway
Wilmington, Delaware 19809

Custodian

State Street Bank and Trust Company
801 Pennsylvania Avenue
Kansas City, Missouri 64105

Legal Counsel

Dechert LLP
1900 K Street, N.W.
Washington, D.C. 20006

Toll-Free Shareholder Information

Call us from 9:00 a.m. to 7:00 p.m. Eastern time on any business day for account or other information, at (800)-992-0180

For more complete information, or to obtain a prospectus on any ING Fund, please call your Investment Professional or ING Investments Distributor, LLC at (800) 992-0180 or log on to www.inginvestment.com. The prospectus should be read carefully before investing. Consider the Trust's investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this information and other information about the Trust.

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